Quarterly Holdings Report
for
Fidelity® GNMA Fund
October 31, 2025
MOG-NPRT1-1225
1.809097.122
Collateralized Mortgage Obligations - 10.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.1%
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	18,759	18,866
Fannie Mae Guaranteed REMIC Series 2016-3 Class IP, 4% 2/25/2046 (b)	12,401,140	2,392,043
Fannie Mae Guaranteed REMIC Series 2016-78 Class IO, 3.5% 11/25/2046 (b)	3,397,201	551,262
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	133,072	131,129
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	323,393	320,950
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	387,451	385,388
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	54,452	53,398
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	662,478	639,872
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	318,397	292,035
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	2,883,159	2,500,900
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	924,230	779,346
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	982,192	828,222
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	804,890	718,163
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,290,490	1,138,250
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	8,473,229	7,643,232
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	925,887	822,853
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.3828% 6/25/2054 (c)(d)	2,492,717	2,499,368
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.3828% 9/25/2054 (c)(d)	1,314,192	1,317,161
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.5828% 2/25/2055 (c)(d)	1,966,515	1,978,299
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.5828% 9/25/2054 (c)(d)	2,027,669	2,036,855
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.3328% 2/25/2055 (c)(d)	1,183,780	1,186,593
Fannie Mae Stripped Mortgage-Backed Securities Series 2002-331 Class 12, 6.5% 2/25/2033 (b)(d)	51,055	7,012
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (b)	76,015	10,220
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (b)	71,500	9,853
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	736,888	652,335
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2204 Class N, 7.5% 12/20/2029	214,394	221,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2220 Class PD, 8% 3/15/2030	108,798	114,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	573,797	523,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	4,672,519	4,135,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	920,144	834,464
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,089,171	952,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	2,929,076	2,669,164
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	3,015,858	2,957,215
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	1,749,766	1,700,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.3828% 2/25/2055 (c)(d)	1,045,094	1,044,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.4328% 10/25/2054 (c)(d)	2,013,253	2,019,905
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.61% 5/20/2060 (c)(d)(e)	1,162,624	1,161,094
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.687% 8/20/2060 (c)(d)(e)	1,250,524	1,246,376
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.767% 12/20/2060 (c)(d)(e)	710,222	708,946
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.887% 12/20/2060 (c)(d)(e)	563,519	563,511
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.887% 2/20/2061 (c)(d)(e)	142,995	142,985
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.877% 2/20/2061 (c)(d)(e)	660,023	659,853
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.887% 4/20/2061 (c)(d)(e)	572,499	572,507
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.887% 5/20/2061 (c)(d)(e)	569,791	569,710
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.887% 5/20/2061 (c)(d)(e)	541,695	541,667
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.917% 6/20/2061 (c)(d)(e)	592,774	592,993
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.987% 10/20/2061 (c)(d)(e)	694,811	695,791
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.087% 11/20/2061 (c)(d)(e)	736,278	737,968
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.087% 1/20/2062 (c)(d)(e)	404,838	405,920
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.017% 1/20/2062 (c)(d)(e)	845,171	846,798
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.017% 3/20/2062 (c)(d)(e)	512,709	513,287
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.037% 5/20/2061 (c)(d)(e)	1,341	1,339
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.667% 5/20/2063 (c)(d)(e)	21,537	21,444
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.587% 4/20/2063 (c)(d)(e)	17,627	17,338
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class HZ, 4.1442% 6/20/2063 (d)(e)	220,579	215,697
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class JZ, 4.4487% 6/20/2065 (d)(e)	20,588	20,406
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	318,135	291,294
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.2% 8/20/2066 (c)(d)(e)	850,555	846,752
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (e)	6,991,226	6,821,464
Ginnie Mae REMIC pass-thru certificates Series 2003-74 Class PZ, 5.5% 8/20/2033	1,676,049	1,706,517
Ginnie Mae REMIC pass-thru certificates Series 2003-75 Class ZA, 5.5% 9/20/2033	503,480	519,715
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	1,051,020	1,050,517
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.3537% 5/16/2034 (b)(d)	118,589	6,804
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class SG, 6.3855% - CME Term SOFR 1 month Index 2.3545% 3/20/2033 (b)(d)	1,117,782	44,428
Ginnie Mae REMIC pass-thru certificates Series 2004-46 Class BZ, 6% 6/20/2034	659,534	674,641
Ginnie Mae REMIC pass-thru certificates Series 2004-59 Class SC, 7.0855% - CME Term SOFR 1 month Index 3.0537% 8/16/2034 (b)(d)	698,476	54,474
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.0537% 8/17/2034 (b)(d)	213,935	20,634
Ginnie Mae REMIC pass-thru certificates Series 2004-86 Class G, 6% 10/20/2034	6,147,212	6,374,470
Ginnie Mae REMIC pass-thru certificates Series 2005-13 Class SA, 6.6855% - CME Term SOFR 1 month Index 2.6545% 2/20/2035 (b)(d)	1,265,486	95,318
Ginnie Mae REMIC pass-thru certificates Series 2005-24 Class TC, 5.5% 3/20/2035	1,207,063	1,242,744
Ginnie Mae REMIC pass-thru certificates Series 2005-26 Class ZA, 5.5% 1/20/2035	4,949,361	5,060,321
Ginnie Mae REMIC pass-thru certificates Series 2005-47 Class ZY, 6% 6/20/2035	3,682,363	3,824,672
Ginnie Mae REMIC pass-thru certificates Series 2005-57 Class PB, 5.5% 7/20/2035	1,848,763	1,911,106
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EX, 5.5% 11/20/2034	1,000,834	1,026,651
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EY, 5.5% 11/20/2033	1,016,000	1,024,143
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class JV, 5% 6/20/2035	1,000,112	1,009,564
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class NS, 6.1855% - CME Term SOFR 1 month Index 2.1545% 7/20/2034 (b)(d)	1,295,604	97,880
Ginnie Mae REMIC pass-thru certificates Series 2006-13 Class DS, CME Term SOFR 1 month Index x 10.9283%, 4.8817% 3/20/2036 (c)(d)	1,355,208	1,390,783
Ginnie Mae REMIC pass-thru certificates Series 2006-2 Class Z, 5.5% 1/20/2036	2,232,206	2,283,168
Ginnie Mae REMIC pass-thru certificates Series 2006-50 Class JC, 5% 6/20/2036	36,651	36,590
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 15.3221% 6/16/2037 (c)(d)	180,335	208,124
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.5437% 6/16/2037 (b)(d)	410,005	35,710
Ginnie Mae REMIC pass-thru certificates Series 2008-51 Class FE, CME Term SOFR 1 month Index + 0.8645%, 4.8963% 6/16/2038 (c)(d)	123,397	123,964
Ginnie Mae REMIC pass-thru certificates Series 2008-57 Class AF, CME Term SOFR 1 month Index + 0.6945%, 4.7255% 7/20/2038 (c)(d)	288,670	288,734
Ginnie Mae REMIC pass-thru certificates Series 2009-13 Class E, 4.5% 3/16/2039	1,270,869	1,257,023
Ginnie Mae REMIC pass-thru certificates Series 2009-42 Class AY, 5% 6/16/2037	796,685	803,855
Ginnie Mae REMIC pass-thru certificates Series 2010-130 Class KF, CME Term SOFR 1 month Index + 0.7645%, 4.7963% 10/16/2040 (c)(d)	535,357	536,454
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	11,309,753	11,100,258
Ginnie Mae REMIC pass-thru certificates Series 2010-168 Class BG, 4% 4/20/2040	4,346,596	4,248,785
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,780,307	1,745,400
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.83% 3/20/2060 (c)(d)(e)	1,436,604	1,437,542
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (b)	71,220	2,344
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (b)	132,286	15,017
Ginnie Mae REMIC pass-thru certificates Series 2012-103 Class IL, 3% 8/20/2027 (b)	1,569,284	24,983
Ginnie Mae REMIC pass-thru certificates Series 2012-48 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.4963% 4/16/2042 (c)(d)	211,891	209,863
Ginnie Mae REMIC pass-thru certificates Series 2012-76 Class GF, CME Term SOFR 1 month Index + 0.4145%, 4.4463% 6/16/2042 (c)(d)	224,448	222,855
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	3,408,742	3,366,165
Ginnie Mae REMIC pass-thru certificates Series 2013-182 Class IQ, 4.5% 12/16/2043 (b)	2,179,034	387,069
Ginnie Mae REMIC pass-thru certificates Series 2014-133 Class IB, 5% 9/20/2044 (b)	2,090,515	419,062
Ginnie Mae REMIC pass-thru certificates Series 2014-146 Class EI, 5% 10/20/2044 (b)	4,011,555	837,553
Ginnie Mae REMIC pass-thru certificates Series 2014-154 Class IO, 5% 10/20/2044 (b)	805,851	166,803
Ginnie Mae REMIC pass-thru certificates Series 2014-158 Class ID, 5% 10/20/2044 (b)	3,556,377	754,205
Ginnie Mae REMIC pass-thru certificates Series 2014-178 Class IO, 5% 11/20/2044 (b)	5,007,587	1,028,900
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,623,243	2,407,176
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	1,006,161	940,617
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,718,093	1,578,940
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,365,849	1,254,875
Ginnie Mae REMIC pass-thru certificates Series 2015-117 Class KI, 5% 8/20/2045 (b)	4,728,096	937,403
Ginnie Mae REMIC pass-thru certificates Series 2015-14 Class IO, 5% 10/20/2044 (b)	5,433,478	1,102,516
Ginnie Mae REMIC pass-thru certificates Series 2015-24 Class PI, 3.5% 2/20/2045 (b)	6,641,579	1,042,442
Ginnie Mae REMIC pass-thru certificates Series 2015-79 Class IC, 5% 5/20/2045 (b)	2,592,076	524,240
Ginnie Mae REMIC pass-thru certificates Series 2016-12 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.4955% 1/20/2046 (c)(d)	611,899	600,025
Ginnie Mae REMIC pass-thru certificates Series 2016-146 Class AL, 5.5915% 5/20/2040 (d)	1,580,167	1,617,303
Ginnie Mae REMIC pass-thru certificates Series 2016-17 Class A, 3% 2/16/2046	10,494,965	9,673,257
Ginnie Mae REMIC pass-thru certificates Series 2016-171 Class BI, 5% 10/20/2044 (b)	4,892,977	988,097
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	776,443	717,220
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,796,501	3,388,623
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class K, 3% 8/20/2047	10,612,627	9,839,232
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,191,181	1,982,270
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,767,066	1,604,839
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	5,081,213	4,746,847
Ginnie Mae REMIC pass-thru certificates Series 2017-75 Class PT, 5.7075% 4/20/2047 (d)	5,776,632	5,905,763
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	1,999,344	1,875,718
Ginnie Mae REMIC pass-thru certificates Series 2019-42 Class FK, CME Term SOFR 1 month Index + 0.5645%, 4.5955% 4/20/2049 (c)(d)	4,234,086	4,191,378
TOTAL UNITED STATES		179,874,847
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $190,807,966)		179,874,847

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	18,180,604	18,005,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,300,000	1,290,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.8576% 4/25/2029 (c)(d)	10,589,546	10,606,352
Ginnie Mae Multifamily REMICS Series 2001-58 Class X, 0.4902% 9/16/2041 (b)(d)	161,943	2
Ginnie Mae REMIC pass-thru certificates Series 2002-81 Class IO, 1.0218% 9/16/2042 (b)(d)	533,921	7,083
TOTAL UNITED STATES		29,909,332
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $35,839,672)		29,909,332

U.S. Government Agency - Mortgage Securities - 123.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 123.1%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (c)(d)	6,792	6,970
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	3,593	3,671
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.596%, 6.596% 3/1/2036 (c)(d)	24,936	25,705
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.61%, 6.36% 8/1/2035 (c)(d)	69,815	71,772
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.387% 5/1/2035 (c)(d)	56,414	57,927
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.47% 11/1/2036 (c)(d)	20,560	21,151
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.566% 3/1/2033 (c)(d)	13,989	14,354
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (c)(d)	36,900	37,819
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.142%, 6.28% 7/1/2036 (c)(d)	21,348	21,731
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.434% 10/1/2033 (c)(d)	8,229	8,413
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.58% 7/1/2034 (c)(d)	46,290	47,355
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.71% 9/1/2034 (c)(d)	18,855	19,325
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	317,284	311,215
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	416,924	375,451
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	209,637	188,495
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	83,149	74,796
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	36,233	32,391
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	563,390	505,541
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	300,210	267,907
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	196,688	176,261
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	980,804	986,965
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.01% 2/1/2033 (c)(d)	2,813	2,850
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (c)(d)	7,375	7,499
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (c)(d)	7,077	7,201
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (c)(d)	91,942	93,425
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.199% 10/1/2033 (c)(d)	2,900	2,947
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (c)(d)	4,121	4,198
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,823,318	1,895,822
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,591,228	1,632,500
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,514,864	1,578,061
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,226,379	4,390,478
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	559,605	574,120
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	671,322	696,930
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	490,206	508,445
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	604,108	637,299
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	398,219	413,036
Fannie Mae Mortgage pass-thru certificates 8.5% 12/1/2027	1,487	1,496
Freddie Mac Gold Pool 2.5% 11/1/2041	6,457,572	5,823,108
Freddie Mac Gold Pool 2.5% 11/1/2041	568,056	511,532
Freddie Mac Gold Pool 2.5% 2/1/2042	1,215,556	1,095,517
Freddie Mac Gold Pool 2.5% 4/1/2042	367,908	330,386
Freddie Mac Gold Pool 2.5% 5/1/2041	2,604,232	2,361,502
Freddie Mac Gold Pool 2.5% 6/1/2041	438,674	396,147
Freddie Mac Gold Pool 3% 3/1/2052	165,261	147,944
Freddie Mac Gold Pool 3% 4/1/2034	201,805	195,467
Freddie Mac Gold Pool 3% 6/1/2051	61,502	54,995
Freddie Mac Gold Pool 5.5% 3/1/2053 (h)	1,816,585	1,866,525
Freddie Mac Gold Pool 6.5% 10/1/2053 (g)	3,241,048	3,408,738
Freddie Mac Gold Pool 6.5% 10/1/2053 (g)	3,243,406	3,407,164
Freddie Mac Gold Pool 6.5% 9/1/2053	224,087	236,311
Freddie Mac Gold Pool 6.5% 9/1/2053	218,618	229,656
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.86%, 6.61% 8/1/2034 (c)(d)	16,500	17,005
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	43,406	44,895
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (c)(d)	62,583	64,351
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	606	619
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.157% 6/1/2033 (c)(d)	68,417	69,475
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.233%, 6.384% 12/1/2035 (c)(d)	260,768	266,222
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (c)(d)	82,350	83,772
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.528% 3/1/2035 (c)(d)	180,255	183,943
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (c)(d)	40,828	41,584
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.661% 10/1/2035 (c)(d)	52,647	53,840
Freddie Mac Non Gold Pool 6% 9/1/2053	1,420,339	1,467,054
Ginnie Mae I Pool 2.25% 5/20/2050	1,379,420	1,165,071
Ginnie Mae I Pool 2.375% 5/20/2050	1,104,678	942,982
Ginnie Mae I Pool 2.5% 10/15/2042	156,107	139,475
Ginnie Mae I Pool 2.5% 10/20/2052	2,400,638	2,089,861
Ginnie Mae I Pool 2.5% 11/15/2042	209,276	187,157
Ginnie Mae I Pool 2.5% 12/15/2042	2,062,319	1,851,478
Ginnie Mae I Pool 2.5% 12/15/2042	1,859,618	1,667,880
Ginnie Mae I Pool 2.5% 12/15/2042	407,592	365,922
Ginnie Mae I Pool 2.5% 12/15/2042	154,597	138,523
Ginnie Mae I Pool 2.5% 12/15/2042	143,255	128,672
Ginnie Mae I Pool 2.5% 12/15/2042	25,711	23,231
Ginnie Mae I Pool 2.5% 12/20/2051	4,411,295	3,788,532
Ginnie Mae I Pool 2.5% 3/15/2028	1,026,694	1,011,208
Ginnie Mae I Pool 2.5% 3/15/2028	545,505	537,015
Ginnie Mae I Pool 2.5% 4/15/2028	900,506	886,492
Ginnie Mae I Pool 2.5% 5/20/2050	1,773,784	1,525,588
Ginnie Mae I Pool 2.5% 8/20/2051	19,935,290	17,120,929
Ginnie Mae I Pool 2.5% 8/20/2051	5,210,070	4,472,911
Ginnie Mae I Pool 2.5% 8/20/2051	3,734,927	3,207,650
Ginnie Mae I Pool 2.5% 9/20/2051	9,517,219	8,173,628
Ginnie Mae I Pool 2.5% 9/20/2051	5,185,429	4,453,378
Ginnie Mae I Pool 2.625% 5/20/2050	2,765,347	2,400,353
Ginnie Mae I Pool 2.75% 5/20/2050	601,556	527,329
Ginnie Mae I Pool 3% 1/15/2043	125,812	115,735
Ginnie Mae I Pool 3% 1/15/2045	453,177	412,963
Ginnie Mae I Pool 3% 1/15/2045	8,857	8,061
Ginnie Mae I Pool 3% 1/20/2050	92,091	82,797
Ginnie Mae I Pool 3% 1/20/2050	50,018	44,985
Ginnie Mae I Pool 3% 10/15/2042	1,228,021	1,130,064
Ginnie Mae I Pool 3% 10/15/2043	91,349	84,002
Ginnie Mae I Pool 3% 10/15/2049	9,654,148	8,756,684
Ginnie Mae I Pool 3% 10/20/2041	496,219	435,046
Ginnie Mae I Pool 3% 11/15/2042	67,342	61,881
Ginnie Mae I Pool 3% 11/15/2042	24,991	22,915
Ginnie Mae I Pool 3% 11/15/2042	24,586	22,846
Ginnie Mae I Pool 3% 11/15/2044	64,589	59,351
Ginnie Mae I Pool 3% 11/20/2049	408,492	367,778
Ginnie Mae I Pool 3% 12/15/2042	1,514,328	1,391,024
Ginnie Mae I Pool 3% 12/15/2042	422,075	387,986
Ginnie Mae I Pool 3% 12/15/2042	232,004	213,887
Ginnie Mae I Pool 3% 12/15/2042	68,534	62,998
Ginnie Mae I Pool 3% 12/15/2042	1,834	1,690
Ginnie Mae I Pool 3% 12/20/2042	13,001,485	11,983,559
Ginnie Mae I Pool 3% 2/15/2038	3,194,170	2,993,468
Ginnie Mae I Pool 3% 2/15/2038	2,114,271	1,981,423
Ginnie Mae I Pool 3% 2/20/2043	2,187,483	2,019,854
Ginnie Mae I Pool 3% 2/20/2050	2,519,958	2,265,644
Ginnie Mae I Pool 3% 3/15/2038	921,920	863,362
Ginnie Mae I Pool 3% 3/15/2043	70,787	65,070
Ginnie Mae I Pool 3% 3/15/2045	426,564	388,581
Ginnie Mae I Pool 3% 3/15/2045	66,838	60,725
Ginnie Mae I Pool 3% 3/15/2045	11,929	10,908
Ginnie Mae I Pool 3% 3/20/2043	8,444,499	7,786,752
Ginnie Mae I Pool 3% 3/20/2043	3,497,126	3,227,038
Ginnie Mae I Pool 3% 3/20/2043	1,511,820	1,395,408
Ginnie Mae I Pool 3% 3/20/2043	198,099	182,797
Ginnie Mae I Pool 3% 4/15/2042	36,419	33,662
Ginnie Mae I Pool 3% 4/15/2043	1,609,413	1,481,572
Ginnie Mae I Pool 3% 4/15/2043	569,009	521,015
Ginnie Mae I Pool 3% 4/15/2043	445,518	408,950
Ginnie Mae I Pool 3% 4/15/2043	164,963	151,694
Ginnie Mae I Pool 3% 4/15/2043	130,564	120,368
Ginnie Mae I Pool 3% 4/15/2045	949,211	862,961
Ginnie Mae I Pool 3% 4/15/2045	553,284	503,679
Ginnie Mae I Pool 3% 4/15/2045	448,141	406,753
Ginnie Mae I Pool 3% 4/15/2045	12,665	11,496
Ginnie Mae I Pool 3% 5/15/2027	104,531	103,658
Ginnie Mae I Pool 3% 5/15/2043	803,548	735,514
Ginnie Mae I Pool 3% 5/15/2043	660,458	606,464
Ginnie Mae I Pool 3% 5/15/2043	630,648	579,090
Ginnie Mae I Pool 3% 5/15/2043	390,536	358,609
Ginnie Mae I Pool 3% 5/15/2043	289,857	265,223
Ginnie Mae I Pool 3% 5/15/2043	254,904	235,260
Ginnie Mae I Pool 3% 5/15/2043	222,881	204,297
Ginnie Mae I Pool 3% 5/15/2043	104,171	95,931
Ginnie Mae I Pool 3% 5/15/2043	76,974	70,531
Ginnie Mae I Pool 3% 5/15/2043	71,194	65,444
Ginnie Mae I Pool 3% 5/15/2043	12,711	11,663
Ginnie Mae I Pool 3% 5/15/2045	437,022	398,918
Ginnie Mae I Pool 3% 5/15/2045	16,186	14,691
Ginnie Mae I Pool 3% 5/20/2050	1,735,115	1,558,922
Ginnie Mae I Pool 3% 6/15/2038	955,328	895,958
Ginnie Mae I Pool 3% 6/15/2042	73,714	68,016
Ginnie Mae I Pool 3% 6/15/2042	70,802	64,967
Ginnie Mae I Pool 3% 6/15/2043	856,090	787,516
Ginnie Mae I Pool 3% 6/15/2043	765,970	701,609
Ginnie Mae I Pool 3% 6/15/2043	97,764	90,742
Ginnie Mae I Pool 3% 6/15/2043	51,237	47,015
Ginnie Mae I Pool 3% 6/15/2043	35,780	32,832
Ginnie Mae I Pool 3% 6/15/2043	33,873	31,193
Ginnie Mae I Pool 3% 6/15/2043	5,338	4,909
Ginnie Mae I Pool 3% 6/15/2045	4,281	3,882
Ginnie Mae I Pool 3% 6/20/2042	2,146,978	1,994,561
Ginnie Mae I Pool 3% 6/20/2050	3,684,646	3,310,488
Ginnie Mae I Pool 3% 7/15/2042	166,183	153,432
Ginnie Mae I Pool 3% 7/15/2042	111,082	102,037
Ginnie Mae I Pool 3% 7/15/2043	112,301	103,047
Ginnie Mae I Pool 3% 7/15/2043	53,987	49,627
Ginnie Mae I Pool 3% 7/20/2050	2,946,984	2,647,732
Ginnie Mae I Pool 3% 7/20/2050	2,895,882	2,602,724
Ginnie Mae I Pool 3% 7/20/2050	2,496,100	2,242,633
Ginnie Mae I Pool 3% 8/15/2042	32,823	30,097
Ginnie Mae I Pool 3% 8/15/2042	14,049	12,919
Ginnie Mae I Pool 3% 8/15/2043	131,836	121,364
Ginnie Mae I Pool 3% 9/15/2042	508,684	469,656
Ginnie Mae I Pool 3% 9/15/2042	271,381	250,840
Ginnie Mae I Pool 3% 9/15/2042	200,190	184,558
Ginnie Mae I Pool 3% 9/15/2042	125,341	115,554
Ginnie Mae I Pool 3% 9/15/2042	81,828	75,383
Ginnie Mae I Pool 3% 9/15/2042	60,198	55,416
Ginnie Mae I Pool 3% 9/15/2042	13,350	12,298
Ginnie Mae I Pool 3% 9/15/2042	6,267	5,778
Ginnie Mae I Pool 3% 9/20/2046	3,930,999	3,577,277
Ginnie Mae I Pool 3.25% 2/20/2041	679,466	598,596
Ginnie Mae I Pool 3.25% 7/20/2046	119,620	109,963
Ginnie Mae I Pool 3.375% 5/20/2050	282,788	257,687
Ginnie Mae I Pool 3.5% 1/15/2042	4,133,032	3,912,020
Ginnie Mae I Pool 3.5% 1/15/2042	2,533,241	2,397,184
Ginnie Mae I Pool 3.5% 1/15/2042	1,262,561	1,194,750
Ginnie Mae I Pool 3.5% 1/15/2042	56,576	53,524
Ginnie Mae I Pool 3.5% 1/15/2045	388,576	363,475
Ginnie Mae I Pool 3.5% 1/15/2045	196,252	184,954
Ginnie Mae I Pool 3.5% 1/20/2048	1,156,812	1,086,614
Ginnie Mae I Pool 3.5% 1/20/2050	79,728	73,356
Ginnie Mae I Pool 3.5% 1/20/2050	48,298	44,558
Ginnie Mae I Pool 3.5% 1/20/2050	47,058	43,415
Ginnie Mae I Pool 3.5% 1/20/2050	13,514	12,433
Ginnie Mae I Pool 3.5% 10/15/2042	198,461	186,906
Ginnie Mae I Pool 3.5% 10/20/2044	1,760,581	1,656,395
Ginnie Mae I Pool 3.5% 10/20/2049	653,347	600,314
Ginnie Mae I Pool 3.5% 11/15/2041	1,085,946	1,028,644
Ginnie Mae I Pool 3.5% 11/15/2041	340,458	323,230
Ginnie Mae I Pool 3.5% 11/15/2041	134,866	127,498
Ginnie Mae I Pool 3.5% 11/15/2042	38,557	36,270
Ginnie Mae I Pool 3.5% 11/20/2044	6,641,906	6,243,848
Ginnie Mae I Pool 3.5% 11/20/2044	1,341,460	1,259,632
Ginnie Mae I Pool 3.5% 11/20/2044	1,055,557	991,515
Ginnie Mae I Pool 3.5% 11/20/2049	196,397	181,315
Ginnie Mae I Pool 3.5% 11/20/2049	116,804	107,579
Ginnie Mae I Pool 3.5% 12/15/2026	43,298	43,075
Ginnie Mae I Pool 3.5% 12/15/2041	1,425,647	1,347,099
Ginnie Mae I Pool 3.5% 12/15/2041	179,939	169,781
Ginnie Mae I Pool 3.5% 12/15/2042	206,706	195,897
Ginnie Mae I Pool 3.5% 12/20/2042	331,203	312,953
Ginnie Mae I Pool 3.5% 12/20/2044	658,132	617,861
Ginnie Mae I Pool 3.5% 12/20/2044	469,407	440,772
Ginnie Mae I Pool 3.5% 2/15/2042	2,127,823	2,013,541
Ginnie Mae I Pool 3.5% 2/15/2042	1,187,996	1,120,928
Ginnie Mae I Pool 3.5% 2/15/2042	738,499	699,182
Ginnie Mae I Pool 3.5% 2/15/2042	566,228	536,350
Ginnie Mae I Pool 3.5% 2/15/2042	367,738	347,731
Ginnie Mae I Pool 3.5% 2/15/2042	93,198	88,193
Ginnie Mae I Pool 3.5% 2/15/2043	88,669	83,644
Ginnie Mae I Pool 3.5% 2/20/2043	2,713,653	2,569,868
Ginnie Mae I Pool 3.5% 3/15/2027	85,427	84,969
Ginnie Mae I Pool 3.5% 3/15/2042	5,912,192	5,593,276
Ginnie Mae I Pool 3.5% 3/15/2042	3,755,042	3,553,364
Ginnie Mae I Pool 3.5% 3/15/2042	1,426,937	1,347,343
Ginnie Mae I Pool 3.5% 3/15/2042	954,403	903,143
Ginnie Mae I Pool 3.5% 3/15/2042	243,049	229,273
Ginnie Mae I Pool 3.5% 3/15/2042	152,190	144,342
Ginnie Mae I Pool 3.5% 3/15/2042	31,338	29,612
Ginnie Mae I Pool 3.5% 3/20/2043	4,781,866	4,529,350
Ginnie Mae I Pool 3.5% 3/20/2043	1,209,167	1,144,832
Ginnie Mae I Pool 3.5% 3/20/2043	1,102,589	1,043,471
Ginnie Mae I Pool 3.5% 3/20/2043	693,041	654,679
Ginnie Mae I Pool 3.5% 4/15/2042 (i)	9,160,578	8,672,874
Ginnie Mae I Pool 3.5% 4/15/2042	4,270,843	4,043,465
Ginnie Mae I Pool 3.5% 4/15/2042	3,909,704	3,696,992
Ginnie Mae I Pool 3.5% 4/15/2042	2,506,185	2,369,254
Ginnie Mae I Pool 3.5% 4/15/2042	1,411,862	1,337,028
Ginnie Mae I Pool 3.5% 4/20/2043	1,175,052	1,110,742
Ginnie Mae I Pool 3.5% 5/15/2042	4,508,885	4,268,835
Ginnie Mae I Pool 3.5% 5/15/2042	1,525,391	1,442,400
Ginnie Mae I Pool 3.5% 5/15/2042	823,358	779,136
Ginnie Mae I Pool 3.5% 5/15/2042	612,115	579,239
Ginnie Mae I Pool 3.5% 5/15/2042	45,833	43,350
Ginnie Mae I Pool 3.5% 5/20/2050	2,491,076	2,289,650
Ginnie Mae I Pool 3.5% 6/15/2042	853,138	804,593
Ginnie Mae I Pool 3.5% 6/15/2043	107,195	100,908
Ginnie Mae I Pool 3.5% 6/15/2044	439,335	412,090
Ginnie Mae I Pool 3.5% 7/15/2042	7,571,444	7,152,554
Ginnie Mae I Pool 3.5% 7/15/2042	924,582	872,178
Ginnie Mae I Pool 3.5% 7/15/2043	491,223	463,271
Ginnie Mae I Pool 3.5% 7/15/2043	9,511	8,937
Ginnie Mae I Pool 3.5% 7/20/2043	1,197,350	1,128,665
Ginnie Mae I Pool 3.5% 7/20/2043	519,159	489,498
Ginnie Mae I Pool 3.5% 7/20/2046	67,408,006	62,736,861
Ginnie Mae I Pool 3.5% 8/15/2042	260,352	245,422
Ginnie Mae I Pool 3.5% 8/15/2042	191,921	181,129
Ginnie Mae I Pool 3.5% 8/15/2042	89,778	86,867
Ginnie Mae I Pool 3.5% 8/15/2042	43,548	41,003
Ginnie Mae I Pool 3.5% 8/15/2043	433,134	406,809
Ginnie Mae I Pool 3.5% 9/15/2026	4,268	4,254
Ginnie Mae I Pool 3.5% 9/15/2043	83,580	78,623
Ginnie Mae I Pool 3.5% 9/20/2049	1,292,401	1,181,194
Ginnie Mae I Pool 3.7% 10/15/2042	3,299,042	3,127,053
Ginnie Mae I Pool 3.74% 7/20/2042	208,109	198,402
Ginnie Mae I Pool 3.75% 1/20/2046	1,740,540	1,646,516
Ginnie Mae I Pool 3.75% 10/20/2041	857,313	819,339
Ginnie Mae I Pool 3.75% 10/20/2045	2,273,455	2,150,643
Ginnie Mae I Pool 3.75% 11/20/2045	814,430	770,435
Ginnie Mae I Pool 3.75% 11/20/2046	2,728,958	2,577,276
Ginnie Mae I Pool 3.75% 2/20/2046	641,341	606,696
Ginnie Mae I Pool 3.75% 5/20/2046	791,589	748,827
Ginnie Mae I Pool 3.75% 7/20/2047	207,956	195,747
Ginnie Mae I Pool 3.75% 8/20/2045	1,403,399	1,327,776
Ginnie Mae I Pool 3.75% 9/20/2045	1,090,492	1,032,297
Ginnie Mae I Pool 4% 1/15/2040	436,196	424,356
Ginnie Mae I Pool 4% 1/15/2040	148,482	144,339
Ginnie Mae I Pool 4% 1/15/2040	59,635	58,024
Ginnie Mae I Pool 4% 1/15/2041	503,739	489,426
Ginnie Mae I Pool 4% 1/15/2041	235,025	228,347
Ginnie Mae I Pool 4% 1/15/2041	205,189	199,462
Ginnie Mae I Pool 4% 1/15/2041	171,205	166,449
Ginnie Mae I Pool 4% 1/15/2041	163,419	158,880
Ginnie Mae I Pool 4% 1/15/2041	132,987	129,310
Ginnie Mae I Pool 4% 1/15/2041	63,412	61,740
Ginnie Mae I Pool 4% 1/15/2041	56,527	54,992
Ginnie Mae I Pool 4% 1/15/2041	53,246	51,828
Ginnie Mae I Pool 4% 1/15/2041	31,083	30,190
Ginnie Mae I Pool 4% 1/15/2041	18,743	18,244
Ginnie Mae I Pool 4% 1/15/2041	4,123	4,005
Ginnie Mae I Pool 4% 1/15/2042	311,551	302,556
Ginnie Mae I Pool 4% 1/15/2042	173,004	168,062
Ginnie Mae I Pool 4% 1/15/2042	135,513	132,121
Ginnie Mae I Pool 4% 1/15/2042	48,907	47,480
Ginnie Mae I Pool 4% 1/15/2042	19,002	18,433
Ginnie Mae I Pool 4% 1/15/2043	67,557	65,438
Ginnie Mae I Pool 4% 1/15/2045	287,979	277,511
Ginnie Mae I Pool 4% 1/15/2045	188,776	182,615
Ginnie Mae I Pool 4% 1/20/2042	3,285,379	3,183,963
Ginnie Mae I Pool 4% 1/20/2042	80,009	77,475
Ginnie Mae I Pool 4% 1/20/2049	797,935	761,285
Ginnie Mae I Pool 4% 1/20/2050	587,941	560,568
Ginnie Mae I Pool 4% 10/15/2039	1,147,043	1,116,204
Ginnie Mae I Pool 4% 10/15/2039	952,730	926,626
Ginnie Mae I Pool 4% 10/15/2039	556,999	542,314
Ginnie Mae I Pool 4% 10/15/2039	131,043	127,470
Ginnie Mae I Pool 4% 10/15/2040	4,103,504	3,990,546
Ginnie Mae I Pool 4% 10/15/2040	1,333,557	1,297,359
Ginnie Mae I Pool 4% 10/15/2040	388,421	378,078
Ginnie Mae I Pool 4% 10/15/2040	191,984	186,650
Ginnie Mae I Pool 4% 10/15/2040	156,959	152,619
Ginnie Mae I Pool 4% 10/15/2040	61,015	59,244
Ginnie Mae I Pool 4% 10/15/2040	51,922	50,431
Ginnie Mae I Pool 4% 10/15/2040	31,056	30,209
Ginnie Mae I Pool 4% 10/15/2040	17,204	16,733
Ginnie Mae I Pool 4% 10/15/2040	16,972	16,507
Ginnie Mae I Pool 4% 10/15/2040	9,610	9,355
Ginnie Mae I Pool 4% 10/15/2040	6,512	6,337
Ginnie Mae I Pool 4% 10/15/2041	2,637,527	2,559,022
Ginnie Mae I Pool 4% 10/15/2041	862,096	836,949
Ginnie Mae I Pool 4% 10/15/2041	603,353	586,592
Ginnie Mae I Pool 4% 10/15/2041	505,138	490,631
Ginnie Mae I Pool 4% 10/15/2041	278,554	270,639
Ginnie Mae I Pool 4% 10/15/2041	266,889	259,185
Ginnie Mae I Pool 4% 10/15/2041	192,089	186,657
Ginnie Mae I Pool 4% 10/15/2041	185,314	180,073
Ginnie Mae I Pool 4% 10/15/2041	146,822	142,743
Ginnie Mae I Pool 4% 10/15/2041	131,638	128,065
Ginnie Mae I Pool 4% 10/15/2041	98,831	95,904
Ginnie Mae I Pool 4% 10/15/2041	83,234	80,806
Ginnie Mae I Pool 4% 10/15/2041	64,208	62,231
Ginnie Mae I Pool 4% 10/15/2041	61,960	60,207
Ginnie Mae I Pool 4% 10/15/2041	61,322	59,649
Ginnie Mae I Pool 4% 10/15/2041	52,389	50,940
Ginnie Mae I Pool 4% 10/15/2041	30,488	29,622
Ginnie Mae I Pool 4% 10/15/2041	11,506	11,150
Ginnie Mae I Pool 4% 10/15/2041	10,249	9,955
Ginnie Mae I Pool 4% 11/15/2039	1,789,643	1,741,295
Ginnie Mae I Pool 4% 11/15/2039	285,675	277,738
Ginnie Mae I Pool 4% 11/15/2039	209,622	204,319
Ginnie Mae I Pool 4% 11/15/2040	918,191	893,863
Ginnie Mae I Pool 4% 11/15/2040	271,070	263,747
Ginnie Mae I Pool 4% 11/15/2040	212,095	206,123
Ginnie Mae I Pool 4% 11/15/2040	169,617	164,841
Ginnie Mae I Pool 4% 11/15/2040	46,002	44,694
Ginnie Mae I Pool 4% 11/15/2040	43,330	42,275
Ginnie Mae I Pool 4% 11/15/2040	23,745	23,088
Ginnie Mae I Pool 4% 11/15/2040	8,932	8,697
Ginnie Mae I Pool 4% 11/15/2041	481,294	467,400
Ginnie Mae I Pool 4% 11/15/2041	67,703	65,708
Ginnie Mae I Pool 4% 11/15/2042	616,585	597,511
Ginnie Mae I Pool 4% 11/15/2042	138,720	134,571
Ginnie Mae I Pool 4% 11/15/2042	22,996	22,281
Ginnie Mae I Pool 4% 12/15/2039	712,614	693,547
Ginnie Mae I Pool 4% 12/15/2039	475,479	462,881
Ginnie Mae I Pool 4% 12/15/2039	79,110	76,912
Ginnie Mae I Pool 4% 12/15/2040	1,921,294	1,866,700
Ginnie Mae I Pool 4% 12/15/2040	646,493	629,112
Ginnie Mae I Pool 4% 12/15/2040	286,146	278,197
Ginnie Mae I Pool 4% 12/15/2040	186,498	181,114
Ginnie Mae I Pool 4% 12/15/2040	83,691	81,335
Ginnie Mae I Pool 4% 12/15/2040	80,920	78,682
Ginnie Mae I Pool 4% 12/15/2040	9,128	8,902
Ginnie Mae I Pool 4% 12/15/2040	7,039	6,844
Ginnie Mae I Pool 4% 12/15/2040	3,051	2,961
Ginnie Mae I Pool 4% 12/15/2041	801,832	778,084
Ginnie Mae I Pool 4% 12/15/2041	556,572	540,088
Ginnie Mae I Pool 4% 12/15/2041	224,588	218,237
Ginnie Mae I Pool 4% 12/15/2041	153,765	149,166
Ginnie Mae I Pool 4% 12/15/2041	74,823	72,552
Ginnie Mae I Pool 4% 12/15/2041	73,822	71,625
Ginnie Mae I Pool 4% 12/15/2041	64,903	63,175
Ginnie Mae I Pool 4% 12/15/2041	7,430	7,214
Ginnie Mae I Pool 4% 12/15/2042	278,517	270,921
Ginnie Mae I Pool 4% 12/15/2042	16,964	16,454
Ginnie Mae I Pool 4% 12/20/2040	125,550	121,908
Ginnie Mae I Pool 4% 2/15/2040	420,272	408,918
Ginnie Mae I Pool 4% 2/15/2040	362,421	352,677
Ginnie Mae I Pool 4% 2/15/2040	19,100	18,609
Ginnie Mae I Pool 4% 2/15/2041	387,324	376,711
Ginnie Mae I Pool 4% 2/15/2041	79,146	76,897
Ginnie Mae I Pool 4% 2/15/2041	76,201	74,065
Ginnie Mae I Pool 4% 2/15/2041	58,415	56,807
Ginnie Mae I Pool 4% 2/15/2041	25,770	25,084
Ginnie Mae I Pool 4% 2/15/2041	18,462	17,913
Ginnie Mae I Pool 4% 2/15/2041	14,916	14,537
Ginnie Mae I Pool 4% 2/15/2042	499,252	484,466
Ginnie Mae I Pool 4% 2/15/2042	227,640	220,565
Ginnie Mae I Pool 4% 2/15/2042	120,607	117,211
Ginnie Mae I Pool 4% 2/15/2042	80,621	78,257
Ginnie Mae I Pool 4% 2/15/2042	61,763	60,071
Ginnie Mae I Pool 4% 2/15/2042	57,540	55,811
Ginnie Mae I Pool 4% 2/15/2045	431,652	416,015
Ginnie Mae I Pool 4% 2/15/2045	92,144	88,795
Ginnie Mae I Pool 4% 2/20/2046	690,954	661,809
Ginnie Mae I Pool 4% 3/15/2040	296,102	288,491
Ginnie Mae I Pool 4% 3/15/2040	228,643	222,555
Ginnie Mae I Pool 4% 3/15/2041	1,084,312	1,053,781
Ginnie Mae I Pool 4% 3/15/2041	41,558	40,424
Ginnie Mae I Pool 4% 3/15/2041	22,453	21,837
Ginnie Mae I Pool 4% 3/15/2041	14,145	13,720
Ginnie Mae I Pool 4% 3/15/2042	246,494	239,048
Ginnie Mae I Pool 4% 3/15/2042	166,613	161,679
Ginnie Mae I Pool 4% 3/15/2042	35,083	33,993
Ginnie Mae I Pool 4% 3/15/2044	353,094	341,619
Ginnie Mae I Pool 4% 3/15/2045	250,486	242,487
Ginnie Mae I Pool 4% 3/15/2045	145,194	141,106
Ginnie Mae I Pool 4% 3/20/2042	585,091	566,572
Ginnie Mae I Pool 4% 3/20/2047	304,435	294,257
Ginnie Mae I Pool 4% 4/15/2039	413,834	402,815
Ginnie Mae I Pool 4% 4/15/2039	114,031	111,192
Ginnie Mae I Pool 4% 4/15/2041	2,078,546	2,020,540
Ginnie Mae I Pool 4% 4/15/2042	42,962	41,652
Ginnie Mae I Pool 4% 4/15/2043	211,679	205,600
Ginnie Mae I Pool 4% 4/15/2043	12,401	12,037
Ginnie Mae I Pool 4% 4/15/2045	303,952	294,117
Ginnie Mae I Pool 4% 4/15/2045	177,351	171,040
Ginnie Mae I Pool 4% 4/15/2045	96,424	93,068
Ginnie Mae I Pool 4% 4/20/2047	3,215,743	3,078,090
Ginnie Mae I Pool 4% 4/20/2047	2,988,630	2,860,698
Ginnie Mae I Pool 4% 4/20/2048	1,024,357	980,188
Ginnie Mae I Pool 4% 4/20/2048	905,788	866,732
Ginnie Mae I Pool 4% 5/15/2039	33,119	32,336
Ginnie Mae I Pool 4% 5/15/2041	229,798	222,857
Ginnie Mae I Pool 4% 5/15/2042	123,045	119,899
Ginnie Mae I Pool 4% 5/15/2042	6,328	6,252
Ginnie Mae I Pool 4% 5/15/2043	282,304	273,985
Ginnie Mae I Pool 4% 5/15/2043	168,992	163,315
Ginnie Mae I Pool 4% 5/15/2043	154,417	149,229
Ginnie Mae I Pool 4% 5/15/2043	132,897	129,120
Ginnie Mae I Pool 4% 5/15/2044	786,289	759,552
Ginnie Mae I Pool 4% 5/15/2044	281,355	272,095
Ginnie Mae I Pool 4% 6/15/2039	477,345	466,192
Ginnie Mae I Pool 4% 6/15/2039	144,453	140,779
Ginnie Mae I Pool 4% 6/15/2039	54,459	53,156
Ginnie Mae I Pool 4% 6/15/2040	16,667	16,221
Ginnie Mae I Pool 4% 6/15/2041	1,174,983	1,141,899
Ginnie Mae I Pool 4% 6/15/2041	725,394	704,672
Ginnie Mae I Pool 4% 6/15/2041	581,655	564,342
Ginnie Mae I Pool 4% 6/15/2041	516,279	500,760
Ginnie Mae I Pool 4% 6/15/2041	456,729	443,682
Ginnie Mae I Pool 4% 6/15/2041	414,052	401,545
Ginnie Mae I Pool 4% 6/15/2041	367,927	357,988
Ginnie Mae I Pool 4% 6/15/2041	330,601	321,008
Ginnie Mae I Pool 4% 6/15/2041	320,823	311,085
Ginnie Mae I Pool 4% 6/15/2041	139,337	135,128
Ginnie Mae I Pool 4% 6/15/2041	107,415	104,786
Ginnie Mae I Pool 4% 6/15/2041	104,791	101,641
Ginnie Mae I Pool 4% 6/15/2041	70,343	68,292
Ginnie Mae I Pool 4% 6/15/2041	37,285	36,214
Ginnie Mae I Pool 4% 6/15/2041	22,629	22,075
Ginnie Mae I Pool 4% 6/15/2041	21,492	20,842
Ginnie Mae I Pool 4% 6/15/2042	355,181	345,770
Ginnie Mae I Pool 4% 6/15/2042	65,257	63,163
Ginnie Mae I Pool 4% 6/15/2042	29,788	28,837
Ginnie Mae I Pool 4% 6/15/2043	255,721	247,518
Ginnie Mae I Pool 4% 6/15/2043	29,923	29,091
Ginnie Mae I Pool 4% 6/15/2045	689,954	668,911
Ginnie Mae I Pool 4% 7/15/2039	47,221	45,994
Ginnie Mae I Pool 4% 7/15/2040	1,209	1,175
Ginnie Mae I Pool 4% 7/15/2041	261,605	253,588
Ginnie Mae I Pool 4% 7/15/2041	103,291	100,409
Ginnie Mae I Pool 4% 7/15/2041	51,023	49,543
Ginnie Mae I Pool 4% 7/15/2041	45,361	44,038
Ginnie Mae I Pool 4% 7/15/2041	33,972	33,072
Ginnie Mae I Pool 4% 7/15/2041	23,242	22,620
Ginnie Mae I Pool 4% 7/15/2041	13,438	13,028
Ginnie Mae I Pool 4% 7/15/2041	7,388	7,169
Ginnie Mae I Pool 4% 7/15/2041	4,665	4,529
Ginnie Mae I Pool 4% 7/15/2042	191,331	185,412
Ginnie Mae I Pool 4% 7/15/2042	144,113	139,614
Ginnie Mae I Pool 4% 7/15/2043	450,463	435,329
Ginnie Mae I Pool 4% 8/15/2040	199,838	194,543
Ginnie Mae I Pool 4% 8/15/2040	53,574	52,106
Ginnie Mae I Pool 4% 8/15/2040	32,409	31,555
Ginnie Mae I Pool 4% 8/15/2040	2,873	2,793
Ginnie Mae I Pool 4% 8/15/2041	1,847,775	1,793,877
Ginnie Mae I Pool 4% 8/15/2041	1,219,264	1,181,900
Ginnie Mae I Pool 4% 8/15/2041	762,596	740,811
Ginnie Mae I Pool 4% 8/15/2041	744,149	721,562
Ginnie Mae I Pool 4% 8/15/2041	506,933	491,995
Ginnie Mae I Pool 4% 8/15/2041	241,420	234,021
Ginnie Mae I Pool 4% 8/15/2041	99,595	96,690
Ginnie Mae I Pool 4% 8/15/2041	73,613	71,510
Ginnie Mae I Pool 4% 8/15/2041	40,426	39,235
Ginnie Mae I Pool 4% 8/15/2041	26,697	25,969
Ginnie Mae I Pool 4% 8/15/2042	5,678	5,524
Ginnie Mae I Pool 4% 8/15/2043	20,624	19,920
Ginnie Mae I Pool 4% 8/15/2043	7,250	7,025
Ginnie Mae I Pool 4% 9/15/2039	53,980	52,508
Ginnie Mae I Pool 4% 9/15/2039	18,634	18,188
Ginnie Mae I Pool 4% 9/15/2040	513,312	499,445
Ginnie Mae I Pool 4% 9/15/2040	252,238	245,136
Ginnie Mae I Pool 4% 9/15/2040	206,574	200,862
Ginnie Mae I Pool 4% 9/15/2040	129,811	126,338
Ginnie Mae I Pool 4% 9/15/2040	127,452	124,009
Ginnie Mae I Pool 4% 9/15/2040	53,833	52,386
Ginnie Mae I Pool 4% 9/15/2040	31,323	30,473
Ginnie Mae I Pool 4% 9/15/2040	11,828	11,510
Ginnie Mae I Pool 4% 9/15/2040	5,938	5,779
Ginnie Mae I Pool 4% 9/15/2040	2,963	2,882
Ginnie Mae I Pool 4% 9/15/2041	2,435,393	2,365,086
Ginnie Mae I Pool 4% 9/15/2041	681,188	661,626
Ginnie Mae I Pool 4% 9/15/2041	286,580	278,437
Ginnie Mae I Pool 4% 9/15/2041	271,512	264,108
Ginnie Mae I Pool 4% 9/15/2041	225,392	218,817
Ginnie Mae I Pool 4% 9/15/2041	75,623	73,474
Ginnie Mae I Pool 4% 9/15/2041	71,623	69,577
Ginnie Mae I Pool 4% 9/15/2041	61,952	60,231
Ginnie Mae I Pool 4% 9/15/2041	50,833	49,358
Ginnie Mae I Pool 4% 9/15/2041	43,752	42,443
Ginnie Mae I Pool 4% 9/15/2041	20,321	19,698
Ginnie Mae I Pool 4% 9/15/2041	14,386	13,941
Ginnie Mae I Pool 4% 9/15/2041	7,510	7,320
Ginnie Mae I Pool 4.25% 1/20/2046	276,880	268,825
Ginnie Mae I Pool 4.5% 1/15/2039	247,676	247,305
Ginnie Mae I Pool 4.5% 1/15/2040	2,633,731	2,631,377
Ginnie Mae I Pool 4.5% 1/15/2040	284,522	284,295
Ginnie Mae I Pool 4.5% 1/15/2040	183,868	183,650
Ginnie Mae I Pool 4.5% 1/15/2040	68,038	67,951
Ginnie Mae I Pool 4.5% 10/15/2039	190,202	190,057
Ginnie Mae I Pool 4.5% 10/15/2039	126,873	126,655
Ginnie Mae I Pool 4.5% 11/15/2039	834,024	832,591
Ginnie Mae I Pool 4.5% 11/15/2039	339,506	339,086
Ginnie Mae I Pool 4.5% 11/15/2039	299,304	299,065
Ginnie Mae I Pool 4.5% 11/15/2039	163,632	163,485
Ginnie Mae I Pool 4.5% 11/15/2039	151,341	151,230
Ginnie Mae I Pool 4.5% 11/15/2039	53,492	53,461
Ginnie Mae I Pool 4.5% 11/15/2039	4,401	4,395
Ginnie Mae I Pool 4.5% 11/20/2052	31,686,532	31,152,240
Ginnie Mae I Pool 4.5% 12/15/2039	1,291,562	1,290,531
Ginnie Mae I Pool 4.5% 12/15/2039	779,618	778,896
Ginnie Mae I Pool 4.5% 12/15/2039	588,566	588,021
Ginnie Mae I Pool 4.5% 12/15/2039	304,693	304,361
Ginnie Mae I Pool 4.5% 12/15/2039	243,302	243,115
Ginnie Mae I Pool 4.5% 12/15/2039	171,038	170,912
Ginnie Mae I Pool 4.5% 12/15/2039	155,892	155,922
Ginnie Mae I Pool 4.5% 12/15/2039	124,456	124,404
Ginnie Mae I Pool 4.5% 12/15/2039	100,431	100,419
Ginnie Mae I Pool 4.5% 12/15/2039	92,403	92,344
Ginnie Mae I Pool 4.5% 12/15/2040	94,487	94,341
Ginnie Mae I Pool 4.5% 2/15/2040	637,343	635,991
Ginnie Mae I Pool 4.5% 2/15/2040	542,028	541,508
Ginnie Mae I Pool 4.5% 2/15/2040	419,447	419,153
Ginnie Mae I Pool 4.5% 2/15/2040	223,056	222,935
Ginnie Mae I Pool 4.5% 2/15/2040	197,663	197,506
Ginnie Mae I Pool 4.5% 2/15/2040	188,540	188,305
Ginnie Mae I Pool 4.5% 2/15/2040	109,897	109,802
Ginnie Mae I Pool 4.5% 2/15/2040	109,391	109,293
Ginnie Mae I Pool 4.5% 2/15/2040	73,238	73,170
Ginnie Mae I Pool 4.5% 2/15/2040	37,270	37,240
Ginnie Mae I Pool 4.5% 2/15/2040	5,228	5,227
Ginnie Mae I Pool 4.5% 2/15/2041	177,675	177,504
Ginnie Mae I Pool 4.5% 2/15/2041	73,349	73,199
Ginnie Mae I Pool 4.5% 3/15/2039	30,471	30,455
Ginnie Mae I Pool 4.5% 3/15/2040	996,510	994,531
Ginnie Mae I Pool 4.5% 3/15/2040	144,035	143,938
Ginnie Mae I Pool 4.5% 3/15/2040	129,317	129,164
Ginnie Mae I Pool 4.5% 3/15/2040	88,592	88,403
Ginnie Mae I Pool 4.5% 3/15/2041	3,468,647	3,462,768
Ginnie Mae I Pool 4.5% 3/15/2041	178,062	177,834
Ginnie Mae I Pool 4.5% 3/15/2041	12,144	12,115
Ginnie Mae I Pool 4.5% 4/15/2039	714,412	713,217
Ginnie Mae I Pool 4.5% 4/15/2039	597,750	596,750
Ginnie Mae I Pool 4.5% 4/15/2040	359,745	359,063
Ginnie Mae I Pool 4.5% 4/15/2040	275,116	274,668
Ginnie Mae I Pool 4.5% 4/15/2040	159,023	158,792
Ginnie Mae I Pool 4.5% 4/15/2040	64,132	63,990
Ginnie Mae I Pool 4.5% 4/15/2040	62,669	62,530
Ginnie Mae I Pool 4.5% 4/15/2040	44,395	44,365
Ginnie Mae I Pool 4.5% 4/15/2040	29,351	29,323
Ginnie Mae I Pool 4.5% 4/15/2041	229,135	228,811
Ginnie Mae I Pool 4.5% 4/15/2041	160,324	159,992
Ginnie Mae I Pool 4.5% 4/15/2041	93,577	93,535
Ginnie Mae I Pool 4.5% 4/15/2041	92,711	92,649
Ginnie Mae I Pool 4.5% 4/15/2041	60,877	60,803
Ginnie Mae I Pool 4.5% 4/15/2041	1,297	1,295
Ginnie Mae I Pool 4.5% 4/20/2040	63,007	62,745
Ginnie Mae I Pool 4.5% 4/20/2053	2,166,780	2,127,536
Ginnie Mae I Pool 4.5% 5/15/2039	790,757	790,251
Ginnie Mae I Pool 4.5% 5/15/2039	202,423	202,312
Ginnie Mae I Pool 4.5% 5/15/2039	97,106	97,050
Ginnie Mae I Pool 4.5% 5/15/2039	95,129	94,999
Ginnie Mae I Pool 4.5% 5/15/2040	672,713	672,068
Ginnie Mae I Pool 4.5% 5/15/2040	161,186	161,001
Ginnie Mae I Pool 4.5% 5/15/2040	81,987	81,890
Ginnie Mae I Pool 4.5% 5/15/2040	45,007	44,965
Ginnie Mae I Pool 4.5% 5/15/2041	125,287	125,155
Ginnie Mae I Pool 4.5% 5/15/2041	90,971	90,786
Ginnie Mae I Pool 4.5% 5/15/2041	2,224	2,219
Ginnie Mae I Pool 4.5% 6/15/2039	4,627,277	4,620,754
Ginnie Mae I Pool 4.5% 6/15/2039	265,336	265,166
Ginnie Mae I Pool 4.5% 6/15/2039	103,715	103,626
Ginnie Mae I Pool 4.5% 6/15/2039	48,857	48,807
Ginnie Mae I Pool 4.5% 6/15/2039	33,092	33,069
Ginnie Mae I Pool 4.5% 6/15/2039	20,674	20,678
Ginnie Mae I Pool 4.5% 6/15/2039	17,250	17,248
Ginnie Mae I Pool 4.5% 6/15/2039	8,634	8,628
Ginnie Mae I Pool 4.5% 6/15/2040	1,676,493	1,674,994
Ginnie Mae I Pool 4.5% 6/15/2040	1,579,665	1,576,669
Ginnie Mae I Pool 4.5% 6/15/2040	701,706	700,943
Ginnie Mae I Pool 4.5% 6/15/2040	364,729	364,391
Ginnie Mae I Pool 4.5% 6/15/2040	359,749	359,381
Ginnie Mae I Pool 4.5% 6/15/2040	102,779	102,681
Ginnie Mae I Pool 4.5% 6/15/2040	82,563	82,478
Ginnie Mae I Pool 4.5% 6/15/2040	40,576	40,538
Ginnie Mae I Pool 4.5% 6/15/2040	5,530	5,531
Ginnie Mae I Pool 4.5% 6/15/2041	74,658	74,553
Ginnie Mae I Pool 4.5% 6/15/2041	17,103	17,098
Ginnie Mae I Pool 4.5% 7/15/2033	2,341	2,343
Ginnie Mae I Pool 4.5% 7/15/2039	472,553	472,310
Ginnie Mae I Pool 4.5% 7/15/2039	80,827	80,692
Ginnie Mae I Pool 4.5% 7/15/2039	69,600	69,555
Ginnie Mae I Pool 4.5% 7/15/2039	17,843	17,829
Ginnie Mae I Pool 4.5% 7/20/2040	122,254	121,713
Ginnie Mae I Pool 4.5% 7/20/2041	54,015	53,968
Ginnie Mae I Pool 4.5% 8/15/2039	1,710,775	1,709,680
Ginnie Mae I Pool 4.5% 8/15/2039	1,486,075	1,484,889
Ginnie Mae I Pool 4.5% 8/15/2039	554,686	554,243
Ginnie Mae I Pool 4.5% 8/15/2039	331,133	330,942
Ginnie Mae I Pool 4.5% 8/15/2039	248,706	248,515
Ginnie Mae I Pool 4.5% 8/15/2039	12,114	12,108
Ginnie Mae I Pool 4.5% 8/15/2040	436,918	436,429
Ginnie Mae I Pool 4.5% 8/15/2040	92,300	92,053
Ginnie Mae I Pool 4.5% 9/15/2039	868,425	867,787
Ginnie Mae I Pool 4.5% 9/15/2039	776,264	775,068
Ginnie Mae I Pool 4.5% 9/15/2039	247,463	247,257
Ginnie Mae I Pool 4.5% 9/15/2039	85,588	85,506
Ginnie Mae I Pool 4.5% 9/15/2039	7,939	7,930
Ginnie Mae I Pool 4.5% 9/15/2040	277,290	276,934
Ginnie Mae I Pool 4.5% 9/15/2040	169,360	169,115
Ginnie Mae I Pool 4.5% 9/15/2040	139,233	139,095
Ginnie Mae I Pool 4.5% 9/15/2041	61,219	61,143
Ginnie Mae I Pool 4.5% 9/20/2040	1,774,484	1,773,541
Ginnie Mae I Pool 4.75% 7/15/2040	295,150	296,572
Ginnie Mae I Pool 4.875% 12/15/2039	318,005	320,978
Ginnie Mae I Pool 4.875% 9/15/2039	879,587	887,820
Ginnie Mae I Pool 4.875% 9/15/2039	623,829	629,609
Ginnie Mae I Pool 4.875% 9/15/2039	605,939	611,606
Ginnie Mae I Pool 5% 1/15/2034	2,669	2,707
Ginnie Mae I Pool 5% 1/15/2035	5,429	5,515
Ginnie Mae I Pool 5% 1/15/2035	103	104
Ginnie Mae I Pool 5% 1/15/2036	3,073	3,123
Ginnie Mae I Pool 5% 1/15/2039	149,336	151,699
Ginnie Mae I Pool 5% 1/15/2040	4,254,549	4,331,561
Ginnie Mae I Pool 5% 1/20/2035	1,679,515	1,704,076
Ginnie Mae I Pool 5% 10/15/2033	15,840	16,059
Ginnie Mae I Pool 5% 10/15/2033	5,733	5,814
Ginnie Mae I Pool 5% 10/15/2033	3,805	3,857
Ginnie Mae I Pool 5% 10/15/2033	282	287
Ginnie Mae I Pool 5% 10/15/2034	16,760	16,996
Ginnie Mae I Pool 5% 10/15/2035	816	830
Ginnie Mae I Pool 5% 10/15/2036	1,059	1,077
Ginnie Mae I Pool 5% 10/15/2039	23,009	23,418
Ginnie Mae I Pool 5% 10/15/2039	1,337	1,360
Ginnie Mae I Pool 5% 10/15/2040	12,623	12,848
Ginnie Mae I Pool 5% 10/20/2038	21,969	22,340
Ginnie Mae I Pool 5% 11/15/2033	32,186	32,656
Ginnie Mae I Pool 5% 11/15/2033	27,287	27,585
Ginnie Mae I Pool 5% 11/15/2033	16,753	16,984
Ginnie Mae I Pool 5% 11/15/2033	10,265	10,406
Ginnie Mae I Pool 5% 11/15/2034	455	462
Ginnie Mae I Pool 5% 11/15/2035	33,394	33,890
Ginnie Mae I Pool 5% 11/15/2035	24,013	24,406
Ginnie Mae I Pool 5% 11/15/2035	4,882	4,955
Ginnie Mae I Pool 5% 11/15/2039	2,423,443	2,466,400
Ginnie Mae I Pool 5% 11/15/2039	18,862	19,198
Ginnie Mae I Pool 5% 11/15/2039	12,092	12,308
Ginnie Mae I Pool 5% 11/15/2039	11,570	11,775
Ginnie Mae I Pool 5% 12/15/2033	10,603	10,747
Ginnie Mae I Pool 5% 12/15/2033	5,106	5,173
Ginnie Mae I Pool 5% 12/15/2034	6,420	6,522
Ginnie Mae I Pool 5% 12/15/2034	515	523
Ginnie Mae I Pool 5% 12/20/2034	770,247	780,254
Ginnie Mae I Pool 5% 2/15/2034	23,887	24,244
Ginnie Mae I Pool 5% 2/15/2035	386	392
Ginnie Mae I Pool 5% 2/15/2039	12,862	13,090
Ginnie Mae I Pool 5% 2/15/2040	6,089	6,178
Ginnie Mae I Pool 5% 2/15/2040	2,871	2,922
Ginnie Mae I Pool 5% 2/20/2035	1,639	1,661
Ginnie Mae I Pool 5% 3/15/2035	48,604	49,388
Ginnie Mae I Pool 5% 3/15/2036	212,236	215,655
Ginnie Mae I Pool 5% 3/15/2036	66,508	67,246
Ginnie Mae I Pool 5% 3/15/2036	19,998	20,326
Ginnie Mae I Pool 5% 3/15/2036	482	490
Ginnie Mae I Pool 5% 3/15/2038	6,165	6,272
Ginnie Mae I Pool 5% 3/15/2039	2,334	2,374
Ginnie Mae I Pool 5% 3/15/2040	12,188	12,406
Ginnie Mae I Pool 5% 4/15/2033	10,682	10,824
Ginnie Mae I Pool 5% 4/15/2033	8,014	8,119
Ginnie Mae I Pool 5% 4/15/2034	2,752	2,786
Ginnie Mae I Pool 5% 4/15/2034	1,181	1,198
Ginnie Mae I Pool 5% 4/15/2035	63,508	64,479
Ginnie Mae I Pool 5% 4/15/2035	3,323	3,373
Ginnie Mae I Pool 5% 4/15/2035	2,271	2,307
Ginnie Mae I Pool 5% 4/15/2036	7,392	7,514
Ginnie Mae I Pool 5% 4/15/2041	207,523	211,384
Ginnie Mae I Pool 5% 4/20/2048	2,041,659	2,087,136
Ginnie Mae I Pool 5% 5/15/2033	104,924	106,273
Ginnie Mae I Pool 5% 5/15/2033	56,025	56,768
Ginnie Mae I Pool 5% 5/15/2033	14,604	14,798
Ginnie Mae I Pool 5% 5/15/2033	600	608
Ginnie Mae I Pool 5% 5/15/2034	497,066	504,261
Ginnie Mae I Pool 5% 5/15/2034	6,215	6,307
Ginnie Mae I Pool 5% 5/15/2034	3,332	3,383
Ginnie Mae I Pool 5% 5/15/2034	670	680
Ginnie Mae I Pool 5% 5/15/2034	561	569
Ginnie Mae I Pool 5% 5/15/2035	753	765
Ginnie Mae I Pool 5% 5/15/2036	3,113	3,141
Ginnie Mae I Pool 5% 5/15/2040	38,545	39,231
Ginnie Mae I Pool 5% 5/15/2040	20,558	20,939
Ginnie Mae I Pool 5% 6/15/2033	7,394	7,493
Ginnie Mae I Pool 5% 6/15/2033	6,900	6,994
Ginnie Mae I Pool 5% 6/15/2033	3,142	3,188
Ginnie Mae I Pool 5% 6/15/2033	2,870	2,900
Ginnie Mae I Pool 5% 6/15/2034	8,110	8,234
Ginnie Mae I Pool 5% 6/15/2034	1,933	1,963
Ginnie Mae I Pool 5% 6/15/2034	710	722
Ginnie Mae I Pool 5% 6/15/2034	374	380
Ginnie Mae I Pool 5% 6/15/2035	1,785	1,813
Ginnie Mae I Pool 5% 6/15/2035	1,001	1,017
Ginnie Mae I Pool 5% 6/15/2036	42,153	42,852
Ginnie Mae I Pool 5% 6/15/2036	2,596	2,639
Ginnie Mae I Pool 5% 6/15/2040	3,435,723	3,497,120
Ginnie Mae I Pool 5% 6/15/2040	2,663	2,711
Ginnie Mae I Pool 5% 6/15/2040	2,156	2,195
Ginnie Mae I Pool 5% 7/15/2033	3,156	3,188
Ginnie Mae I Pool 5% 7/15/2033	822	833
Ginnie Mae I Pool 5% 7/15/2033	346	351
Ginnie Mae I Pool 5% 7/15/2033	304	308
Ginnie Mae I Pool 5% 7/15/2034	15,329	15,553
Ginnie Mae I Pool 5% 7/15/2034	1,210	1,229
Ginnie Mae I Pool 5% 7/15/2035	214,310	217,685
Ginnie Mae I Pool 5% 7/15/2035	8,796	8,930
Ginnie Mae I Pool 5% 7/15/2040	1,184,290	1,205,795
Ginnie Mae I Pool 5% 7/15/2040	42,845	43,608
Ginnie Mae I Pool 5% 7/15/2040	23,491	23,920
Ginnie Mae I Pool 5% 8/15/2033	124,354	125,953
Ginnie Mae I Pool 5% 8/15/2033	75,891	76,930
Ginnie Mae I Pool 5% 8/15/2033	47,415	48,124
Ginnie Mae I Pool 5% 8/15/2033	32,050	32,479
Ginnie Mae I Pool 5% 8/15/2033	14,601	14,793
Ginnie Mae I Pool 5% 8/15/2033	13,611	13,811
Ginnie Mae I Pool 5% 8/15/2033	2,315	2,343
Ginnie Mae I Pool 5% 8/15/2033	1,021	1,035
Ginnie Mae I Pool 5% 8/15/2033	627	635
Ginnie Mae I Pool 5% 8/15/2035	4,171	4,240
Ginnie Mae I Pool 5% 8/15/2035	1,733	1,761
Ginnie Mae I Pool 5% 8/20/2040	581,487	590,902
Ginnie Mae I Pool 5% 9/15/2033	126,502	128,317
Ginnie Mae I Pool 5% 9/15/2033	89,412	90,730
Ginnie Mae I Pool 5% 9/15/2033	4,993	5,063
Ginnie Mae I Pool 5% 9/15/2035	10,369	10,542
Ginnie Mae I Pool 5% 9/15/2036	196,339	199,555
Ginnie Mae I Pool 5% 9/15/2036	41,907	42,533
Ginnie Mae I Pool 5% 9/15/2039	1,089,615	1,108,757
Ginnie Mae I Pool 5% 9/15/2039	8,782	8,937
Ginnie Mae I Pool 5% 9/15/2040	11,496	11,705
Ginnie Mae I Pool 5.09% 11/15/2036	107,197	108,828
Ginnie Mae I Pool 5.09% 11/15/2036	35,547	36,123
Ginnie Mae I Pool 5.09% 4/15/2036	50,627	51,432
Ginnie Mae I Pool 5.09% 5/15/2036	185,050	187,998
Ginnie Mae I Pool 5.09% 5/15/2036	93,716	95,206
Ginnie Mae I Pool 5.09% 5/15/2036	53,942	54,783
Ginnie Mae I Pool 5.09% 6/15/2036	241,502	245,251
Ginnie Mae I Pool 5.09% 6/15/2036	188,659	191,627
Ginnie Mae I Pool 5.09% 7/15/2036	179,559	182,476
Ginnie Mae I Pool 5.09% 7/15/2036	99,291	100,900
Ginnie Mae I Pool 5.09% 7/15/2036	76,552	77,796
Ginnie Mae I Pool 5.09% 7/15/2036	42,823	43,506
Ginnie Mae I Pool 5.09% 8/15/2036	181,611	184,508
Ginnie Mae I Pool 5.09% 8/15/2036	95,098	96,610
Ginnie Mae I Pool 5.09% 8/15/2036	93,870	95,372
Ginnie Mae I Pool 5.09% 9/15/2036	141,303	143,586
Ginnie Mae I Pool 5.15% 2/15/2036	82,059	83,563
Ginnie Mae I Pool 5.2% 7/15/2036	38,672	39,386
Ginnie Mae I Pool 5.25% 4/15/2036	38,015	38,810
Ginnie Mae I Pool 5.25% 5/15/2036	74,840	76,253
Ginnie Mae I Pool 5.35% 1/20/2030	136,493	137,857
Ginnie Mae I Pool 5.35% 1/20/2030	84,757	85,604
Ginnie Mae I Pool 5.35% 10/20/2029	84,246	85,113
Ginnie Mae I Pool 5.35% 10/20/2030	11,650	11,787
Ginnie Mae I Pool 5.35% 11/20/2029	208,343	210,300
Ginnie Mae I Pool 5.35% 11/20/2030	38,744	39,245
Ginnie Mae I Pool 5.35% 11/20/2030	26,992	27,398
Ginnie Mae I Pool 5.35% 12/20/2029	318,010	321,093
Ginnie Mae I Pool 5.35% 12/20/2030	36,023	36,437
Ginnie Mae I Pool 5.35% 12/20/2030	32,515	32,954
Ginnie Mae I Pool 5.35% 12/20/2030	31,861	32,318
Ginnie Mae I Pool 5.35% 3/20/2030	25,070	25,320
Ginnie Mae I Pool 5.35% 4/20/2029	71,476	72,105
Ginnie Mae I Pool 5.35% 4/20/2030	64,208	64,657
Ginnie Mae I Pool 5.35% 5/20/2029	36,634	36,945
Ginnie Mae I Pool 5.35% 5/20/2030	37,990	38,256
Ginnie Mae I Pool 5.35% 6/20/2029	145,188	146,509
Ginnie Mae I Pool 5.35% 6/20/2030	48,712	49,271
Ginnie Mae I Pool 5.35% 7/20/2029	74,990	75,582
Ginnie Mae I Pool 5.35% 7/20/2030	90,639	91,652
Ginnie Mae I Pool 5.35% 7/20/2030	34,404	34,778
Ginnie Mae I Pool 5.35% 8/20/2029	29,546	29,770
Ginnie Mae I Pool 5.35% 9/20/2029	61,723	62,285
Ginnie Mae I Pool 5.35% 9/20/2030	67,675	68,610
Ginnie Mae I Pool 5.39% 5/15/2036	39,085	40,106
Ginnie Mae I Pool 5.45% 2/15/2037	246,789	253,679
Ginnie Mae I Pool 5.45% 2/15/2037	109,206	112,252
Ginnie Mae I Pool 5.5% 1/15/2035	8,013	8,224
Ginnie Mae I Pool 5.5% 10/15/2032	86,209	87,956
Ginnie Mae I Pool 5.5% 10/15/2034	63,664	65,332
Ginnie Mae I Pool 5.5% 10/15/2038	382,069	393,823
Ginnie Mae I Pool 5.5% 11/15/2033	65,173	66,788
Ginnie Mae I Pool 5.5% 11/15/2034	1,835	1,835
Ginnie Mae I Pool 5.5% 12/15/2033	32,031	32,815
Ginnie Mae I Pool 5.5% 12/15/2034	565	580
Ginnie Mae I Pool 5.5% 2/15/2034	3,625	3,716
Ginnie Mae I Pool 5.5% 2/15/2034	231	236
Ginnie Mae I Pool 5.5% 2/15/2038	2,300	2,370
Ginnie Mae I Pool 5.5% 2/15/2039	93,869	96,800
Ginnie Mae I Pool 5.5% 3/15/2034	127,165	130,372
Ginnie Mae I Pool 5.5% 3/15/2035	33,241	34,133
Ginnie Mae I Pool 5.5% 3/15/2039	23,237	23,934
Ginnie Mae I Pool 5.5% 3/20/2054	7,234,633	7,393,002
Ginnie Mae I Pool 5.5% 4/15/2033	22,018	22,534
Ginnie Mae I Pool 5.5% 4/15/2034	92,406	94,723
Ginnie Mae I Pool 5.5% 4/15/2034	33,519	34,335
Ginnie Mae I Pool 5.5% 4/15/2034	20,402	20,910
Ginnie Mae I Pool 5.5% 4/15/2034	7,953	8,155
Ginnie Mae I Pool 5.5% 4/15/2035	3,124	3,207
Ginnie Mae I Pool 5.5% 4/15/2038	6,376	6,567
Ginnie Mae I Pool 5.5% 5/15/2033	246,503	252,234
Ginnie Mae I Pool 5.5% 5/15/2034	142,863	146,383
Ginnie Mae I Pool 5.5% 6/15/2034	16,116	16,518
Ginnie Mae I Pool 5.5% 7/15/2033	3,355	3,435
Ginnie Mae I Pool 5.5% 7/15/2035	23,828	24,439
Ginnie Mae I Pool 5.5% 7/20/2040	594,874	615,706
Ginnie Mae I Pool 5.5% 9/15/2033	38,278	39,191
Ginnie Mae I Pool 5.5% 9/15/2038	46,200	47,629
Ginnie Mae I Pool 5.6% 11/15/2036	115,125	118,372
Ginnie Mae I Pool 5.75% 1/20/2040	244,511	254,118
Ginnie Mae I Pool 5.75% 1/20/2040	180,033	187,090
Ginnie Mae I Pool 5.75% 11/20/2039	228,179	237,103
Ginnie Mae I Pool 5.75% 11/20/2039	118,751	122,950
Ginnie Mae I Pool 5.75% 12/20/2039	207,654	215,616
Ginnie Mae I Pool 5.75% 12/20/2039	118,016	122,621
Ginnie Mae I Pool 5.75% 12/20/2039	88,996	92,524
Ginnie Mae I Pool 5.75% 12/20/2039	79,859	82,937
Ginnie Mae I Pool 5.75% 2/20/2040	227,231	236,097
Ginnie Mae I Pool 5.75% 2/20/2040	185,824	193,057
Ginnie Mae I Pool 5.75% 3/20/2040	138,545	143,976
Ginnie Mae I Pool 5.75% 3/20/2040	130,928	136,152
Ginnie Mae I Pool 5.75% 4/20/2040	126,848	131,898
Ginnie Mae I Pool 5.75% 4/20/2040	108,824	113,175
Ginnie Mae I Pool 5.75% 4/20/2040	76,738	79,673
Ginnie Mae I Pool 5.75% 4/20/2040	63,426	65,451
Ginnie Mae I Pool 5.75% 5/20/2040	71,650	74,497
Ginnie Mae I Pool 5.75% 6/20/2040	185,785	193,084
Ginnie Mae I Pool 5.75% 6/20/2040	99,788	103,681
Ginnie Mae I Pool 5.75% 6/20/2040	63,036	65,561
Ginnie Mae I Pool 5.75% 7/20/2040	176,649	183,726
Ginnie Mae I Pool 5.75% 7/20/2040	125,897	130,736
Ginnie Mae I Pool 5.75% 8/20/2040	561,275	583,428
Ginnie Mae I Pool 5.75% 8/20/2040	386,071	401,475
Ginnie Mae I Pool 5.75% 8/20/2040	342,825	356,169
Ginnie Mae I Pool 5.75% 9/20/2039	92,930	96,530
Ginnie Mae I Pool 5.75% 9/20/2040	212,968	221,316
Ginnie Mae I Pool 5.75% 9/20/2040	143,805	149,506
Ginnie Mae I Pool 5.75% 9/20/2040	86,113	89,398
Ginnie Mae I Pool 6% 1/15/2029	6,576	6,714
Ginnie Mae I Pool 6% 1/15/2029	3,597	3,672
Ginnie Mae I Pool 6% 1/15/2032	1,566	1,627
Ginnie Mae I Pool 6% 1/15/2033	43,415	45,089
Ginnie Mae I Pool 6% 1/15/2033	23,489	24,386
Ginnie Mae I Pool 6% 1/15/2033	118	122
Ginnie Mae I Pool 6% 1/15/2034	19,935	20,751
Ginnie Mae I Pool 6% 1/15/2034	19,664	20,482
Ginnie Mae I Pool 6% 10/15/2032	35,628	36,965
Ginnie Mae I Pool 6% 10/15/2033	560,855	583,318
Ginnie Mae I Pool 6% 11/15/2033	104,593	108,625
Ginnie Mae I Pool 6% 11/15/2033	4,058	4,226
Ginnie Mae I Pool 6% 11/15/2036	122,875	128,382
Ginnie Mae I Pool 6% 12/15/2031	33,902	35,107
Ginnie Mae I Pool 6% 12/15/2031	8,072	8,373
Ginnie Mae I Pool 6% 12/15/2032	39,830	41,352
Ginnie Mae I Pool 6% 12/15/2033	75,822	78,947
Ginnie Mae I Pool 6% 12/15/2033	15,976	16,622
Ginnie Mae I Pool 6% 12/15/2033	1,559	1,620
Ginnie Mae I Pool 6% 12/15/2033	1,505	1,566
Ginnie Mae I Pool 6% 12/15/2033	543	563
Ginnie Mae I Pool 6% 12/15/2036	50,604	52,670
Ginnie Mae I Pool 6% 2/15/2031	17,830	18,393
Ginnie Mae I Pool 6% 2/15/2032	13,204	13,717
Ginnie Mae I Pool 6% 2/15/2032	4,350	4,516
Ginnie Mae I Pool 6% 2/15/2033	32,598	33,865
Ginnie Mae I Pool 6% 2/15/2037	23,106	24,126
Ginnie Mae I Pool 6% 3/15/2032	1,128	1,172
Ginnie Mae I Pool 6% 3/15/2032	357	371
Ginnie Mae I Pool 6% 3/15/2039	65,348	68,529
Ginnie Mae I Pool 6% 4/15/2029	49,049	50,106
Ginnie Mae I Pool 6% 4/15/2029	3,805	3,892
Ginnie Mae I Pool 6% 4/15/2031	1,348	1,394
Ginnie Mae I Pool 6% 4/15/2033	1,139	1,184
Ginnie Mae I Pool 6% 4/15/2034	60,790	63,173
Ginnie Mae I Pool 6% 4/15/2034	49,959	52,098
Ginnie Mae I Pool 6% 4/15/2034	20,653	21,476
Ginnie Mae I Pool 6% 5/15/2029	39	39
Ginnie Mae I Pool 6% 6/15/2032	1,033	1,074
Ginnie Mae I Pool 6% 6/15/2034	39,125	40,819
Ginnie Mae I Pool 6% 7/15/2029	299	305
Ginnie Mae I Pool 6% 7/15/2031	68,612	70,962
Ginnie Mae I Pool 6% 7/15/2033	382	395
Ginnie Mae I Pool 6% 7/15/2036	54,313	56,582
Ginnie Mae I Pool 6% 7/15/2036	17,233	18,009
Ginnie Mae I Pool 6% 8/15/2032	45,718	47,585
Ginnie Mae I Pool 6% 8/15/2033	166	169
Ginnie Mae I Pool 6% 9/15/2032	77,673	80,905
Ginnie Mae I Pool 6% 9/15/2033	39,358	40,981
Ginnie Mae I Pool 6.45% 1/15/2032	18,531	19,323
Ginnie Mae I Pool 6.45% 6/15/2032	32,554	34,131
Ginnie Mae I Pool 6.5% 1/15/2028	2,187	2,255
Ginnie Mae I Pool 6.5% 1/15/2039	182,612	193,240
Ginnie Mae I Pool 6.5% 1/15/2039	11,820	12,543
Ginnie Mae I Pool 6.5% 10/15/2028	33,164	34,194
Ginnie Mae I Pool 6.5% 10/15/2028	10,016	10,327
Ginnie Mae I Pool 6.5% 10/15/2028	4,272	4,405
Ginnie Mae I Pool 6.5% 10/15/2028	1,962	2,023
Ginnie Mae I Pool 6.5% 10/15/2037	355,572	375,235
Ginnie Mae I Pool 6.5% 11/15/2028	20,227	20,856
Ginnie Mae I Pool 6.5% 11/15/2028	9,082	9,364
Ginnie Mae I Pool 6.5% 11/15/2028	8,542	8,807
Ginnie Mae I Pool 6.5% 11/15/2028	2,429	2,505
Ginnie Mae I Pool 6.5% 11/15/2029	8,767	9,039
Ginnie Mae I Pool 6.5% 12/15/2027	9,955	10,264
Ginnie Mae I Pool 6.5% 12/15/2027	6,025	6,212
Ginnie Mae I Pool 6.5% 12/15/2028	1,794	1,849
Ginnie Mae I Pool 6.5% 12/15/2028	132	136
Ginnie Mae I Pool 6.5% 12/15/2028	74	76
Ginnie Mae I Pool 6.5% 12/15/2034	297	315
Ginnie Mae I Pool 6.5% 12/15/2036	81,106	85,559
Ginnie Mae I Pool 6.5% 12/15/2038	255,039	271,035
Ginnie Mae I Pool 6.5% 12/15/2038	148,594	157,217
Ginnie Mae I Pool 6.5% 12/15/2038	67,370	71,268
Ginnie Mae I Pool 6.5% 12/15/2038	5,181	5,481
Ginnie Mae I Pool 6.5% 2/15/2028	985	1,016
Ginnie Mae I Pool 6.5% 3/15/2026	208	209
Ginnie Mae I Pool 6.5% 3/15/2028	2,451	2,527
Ginnie Mae I Pool 6.5% 4/15/2026	413	413
Ginnie Mae I Pool 6.5% 4/15/2026	331	331
Ginnie Mae I Pool 6.5% 4/15/2026	212	213
Ginnie Mae I Pool 6.5% 4/15/2026	101	101
Ginnie Mae I Pool 6.5% 4/15/2026	101	101
Ginnie Mae I Pool 6.5% 4/15/2026	86	86
Ginnie Mae I Pool 6.5% 4/15/2028	92	94
Ginnie Mae I Pool 6.5% 4/15/2029	1,084	1,118
Ginnie Mae I Pool 6.5% 5/15/2028	1,951	2,011
Ginnie Mae I Pool 6.5% 5/15/2029	3,117	3,214
Ginnie Mae I Pool 6.5% 5/15/2029	26	26
Ginnie Mae I Pool 6.5% 6/15/2028	1,754	1,809
Ginnie Mae I Pool 6.5% 6/15/2029	1,984	2,045
Ginnie Mae I Pool 6.5% 6/15/2029	1,581	1,630
Ginnie Mae I Pool 6.5% 6/15/2037	79,427	84,328
Ginnie Mae I Pool 6.5% 6/15/2037	5,207	5,518
Ginnie Mae I Pool 6.5% 8/15/2026	1,042	1,046
Ginnie Mae I Pool 6.5% 8/15/2027	450	464
Ginnie Mae I Pool 6.5% 8/15/2028	2,658	2,740
Ginnie Mae I Pool 6.5% 8/15/2028	277	278
Ginnie Mae I Pool 6.5% 8/15/2035	3,511	3,628
Ginnie Mae I Pool 6.5% 8/15/2038	117,416	124,289
Ginnie Mae I Pool 6.5% 8/20/2032	2,890	3,004
Ginnie Mae I Pool 6.5% 8/20/2034	44,060	46,062
Ginnie Mae I Pool 6.5% 9/15/2027	674	695
Ginnie Mae I Pool 6.5% 9/15/2028	1,629	1,679
Ginnie Mae I Pool 6.5% 9/15/2028	1,542	1,590
Ginnie Mae I Pool 6.5% 9/15/2028	390	402
Ginnie Mae I Pool 6.5% 9/15/2028	292	301
Ginnie Mae I Pool 6.5% 9/15/2034	213	225
Ginnie Mae I Pool 6.5% 9/15/2038	3,884	4,104
Ginnie Mae I Pool 7% 1/15/2026	153	153
Ginnie Mae I Pool 7% 1/15/2026	5	4
Ginnie Mae I Pool 7% 1/15/2026	5	4
Ginnie Mae I Pool 7% 1/15/2026	3	2
Ginnie Mae I Pool 7% 1/15/2027	4,531	4,547
Ginnie Mae I Pool 7% 1/15/2028	8,366	8,482
Ginnie Mae I Pool 7% 1/15/2028	2,803	2,842
Ginnie Mae I Pool 7% 1/15/2028	2,729	2,767
Ginnie Mae I Pool 7% 1/15/2028	1,889	1,913
Ginnie Mae I Pool 7% 1/15/2028	1,289	1,300
Ginnie Mae I Pool 7% 1/15/2028	685	693
Ginnie Mae I Pool 7% 1/15/2028	667	676
Ginnie Mae I Pool 7% 1/15/2028	612	620
Ginnie Mae I Pool 7% 1/15/2028	609	616
Ginnie Mae I Pool 7% 1/15/2028	546	551
Ginnie Mae I Pool 7% 1/15/2028	543	550
Ginnie Mae I Pool 7% 1/15/2028	528	531
Ginnie Mae I Pool 7% 1/15/2028	263	267
Ginnie Mae I Pool 7% 1/15/2028	180	182
Ginnie Mae I Pool 7% 1/15/2028	167	169
Ginnie Mae I Pool 7% 1/15/2028	104	106
Ginnie Mae I Pool 7% 1/15/2028	47	47
Ginnie Mae I Pool 7% 1/15/2029	6,637	6,770
Ginnie Mae I Pool 7% 1/15/2029	1,722	1,740
Ginnie Mae I Pool 7% 1/15/2029	992	1,013
Ginnie Mae I Pool 7% 1/15/2030	1,671	1,716
Ginnie Mae I Pool 7% 1/15/2030	845	867
Ginnie Mae I Pool 7% 1/15/2032	9,608	9,951
Ginnie Mae I Pool 7% 1/15/2032	712	737
Ginnie Mae I Pool 7% 10/15/2027	17,484	17,642
Ginnie Mae I Pool 7% 10/15/2027	1,054	1,063
Ginnie Mae I Pool 7% 10/15/2027	592	598
Ginnie Mae I Pool 7% 10/15/2027	477	483
Ginnie Mae I Pool 7% 10/15/2027	285	286
Ginnie Mae I Pool 7% 10/15/2028	8,869	9,028
Ginnie Mae I Pool 7% 10/15/2028	6,482	6,605
Ginnie Mae I Pool 7% 10/15/2028	3,563	3,628
Ginnie Mae I Pool 7% 10/15/2028	1,797	1,830
Ginnie Mae I Pool 7% 10/15/2028	1,450	1,471
Ginnie Mae I Pool 7% 10/15/2028	855	866
Ginnie Mae I Pool 7% 10/15/2028	617	623
Ginnie Mae I Pool 7% 10/15/2028	335	337
Ginnie Mae I Pool 7% 10/15/2028	276	281
Ginnie Mae I Pool 7% 10/15/2028	199	201
Ginnie Mae I Pool 7% 10/15/2030	875	901
Ginnie Mae I Pool 7% 10/15/2031	5,073	5,246
Ginnie Mae I Pool 7% 10/15/2031	599	619
Ginnie Mae I Pool 7% 10/15/2031	334	341
Ginnie Mae I Pool 7% 11/15/2026	11	11
Ginnie Mae I Pool 7% 11/15/2026	3	2
Ginnie Mae I Pool 7% 11/15/2026	2	1
Ginnie Mae I Pool 7% 11/15/2027	7,087	7,160
Ginnie Mae I Pool 7% 11/15/2027	905	916
Ginnie Mae I Pool 7% 11/15/2027	532	533
Ginnie Mae I Pool 7% 11/15/2027	390	392
Ginnie Mae I Pool 7% 11/15/2027	31	32
Ginnie Mae I Pool 7% 11/15/2028	2,262	2,295
Ginnie Mae I Pool 7% 11/15/2028	1,073	1,091
Ginnie Mae I Pool 7% 11/15/2028	972	991
Ginnie Mae I Pool 7% 11/15/2028	720	728
Ginnie Mae I Pool 7% 11/15/2028	65	66
Ginnie Mae I Pool 7% 11/15/2031	130	134
Ginnie Mae I Pool 7% 12/15/2025	7	6
Ginnie Mae I Pool 7% 12/15/2026	867	872
Ginnie Mae I Pool 7% 12/15/2026	28	28
Ginnie Mae I Pool 7% 12/15/2026	6	5
Ginnie Mae I Pool 7% 12/15/2027	1,636	1,653
Ginnie Mae I Pool 7% 12/15/2027	592	599
Ginnie Mae I Pool 7% 12/15/2027	496	502
Ginnie Mae I Pool 7% 12/15/2027	90	91
Ginnie Mae I Pool 7% 12/15/2028	4,418	4,499
Ginnie Mae I Pool 7% 12/15/2028	2,341	2,374
Ginnie Mae I Pool 7% 12/15/2028	1,747	1,760
Ginnie Mae I Pool 7% 12/15/2028	787	803
Ginnie Mae I Pool 7% 12/15/2028	697	709
Ginnie Mae I Pool 7% 12/15/2028	678	689
Ginnie Mae I Pool 7% 12/15/2028	552	562
Ginnie Mae I Pool 7% 12/15/2028	497	498
Ginnie Mae I Pool 7% 12/15/2028	385	392
Ginnie Mae I Pool 7% 12/15/2029	3,082	3,157
Ginnie Mae I Pool 7% 12/15/2030	6,341	6,540
Ginnie Mae I Pool 7% 12/15/2030	189	195
Ginnie Mae I Pool 7% 12/15/2031	3,705	3,829
Ginnie Mae I Pool 7% 12/15/2031	2,546	2,637
Ginnie Mae I Pool 7% 12/15/2031	1,941	2,005
Ginnie Mae I Pool 7% 12/15/2031	543	561
Ginnie Mae I Pool 7% 2/15/2026	9	9
Ginnie Mae I Pool 7% 2/15/2026	3	2
Ginnie Mae I Pool 7% 2/15/2027	69	69
Ginnie Mae I Pool 7% 2/15/2028	5,669	5,724
Ginnie Mae I Pool 7% 2/15/2028	2,040	2,068
Ginnie Mae I Pool 7% 2/15/2028	2,023	2,045
Ginnie Mae I Pool 7% 2/15/2028	1,087	1,099
Ginnie Mae I Pool 7% 2/15/2028	887	899
Ginnie Mae I Pool 7% 2/15/2028	704	712
Ginnie Mae I Pool 7% 2/15/2028	432	436
Ginnie Mae I Pool 7% 2/15/2028	411	416
Ginnie Mae I Pool 7% 2/15/2028	362	366
Ginnie Mae I Pool 7% 2/15/2028	159	161
Ginnie Mae I Pool 7% 2/15/2028	47	47
Ginnie Mae I Pool 7% 2/15/2029	2,970	3,030
Ginnie Mae I Pool 7% 2/15/2029	911	930
Ginnie Mae I Pool 7% 2/15/2029	238	241
Ginnie Mae I Pool 7% 2/15/2032	2,159	2,230
Ginnie Mae I Pool 7% 2/15/2032	960	993
Ginnie Mae I Pool 7% 3/15/2026	61	61
Ginnie Mae I Pool 7% 3/15/2026	34	34
Ginnie Mae I Pool 7% 3/15/2026	10	10
Ginnie Mae I Pool 7% 3/15/2026	3	2
Ginnie Mae I Pool 7% 3/15/2027	358	360
Ginnie Mae I Pool 7% 3/15/2028	2,749	2,783
Ginnie Mae I Pool 7% 3/15/2028	1,673	1,692
Ginnie Mae I Pool 7% 3/15/2028	1,601	1,625
Ginnie Mae I Pool 7% 3/15/2028	1,348	1,367
Ginnie Mae I Pool 7% 3/15/2028	1,346	1,364
Ginnie Mae I Pool 7% 3/15/2028	1,226	1,236
Ginnie Mae I Pool 7% 3/15/2028	767	778
Ginnie Mae I Pool 7% 3/15/2028	733	739
Ginnie Mae I Pool 7% 3/15/2028	343	347
Ginnie Mae I Pool 7% 3/15/2028	340	344
Ginnie Mae I Pool 7% 3/15/2028	258	261
Ginnie Mae I Pool 7% 3/15/2028	254	257
Ginnie Mae I Pool 7% 3/15/2029	5,587	5,662
Ginnie Mae I Pool 7% 3/15/2029	858	864
Ginnie Mae I Pool 7% 3/15/2029	377	384
Ginnie Mae I Pool 7% 3/15/2031	3,230	3,329
Ginnie Mae I Pool 7% 3/15/2031	327	335
Ginnie Mae I Pool 7% 3/15/2032	7,274	7,400
Ginnie Mae I Pool 7% 3/15/2032	1,216	1,257
Ginnie Mae I Pool 7% 4/15/2026	96	96
Ginnie Mae I Pool 7% 4/15/2026	14	15
Ginnie Mae I Pool 7% 4/15/2026	7	6
Ginnie Mae I Pool 7% 4/15/2026	7	6
Ginnie Mae I Pool 7% 4/15/2028	4,545	4,613
Ginnie Mae I Pool 7% 4/15/2028	3,653	3,702
Ginnie Mae I Pool 7% 4/15/2028	3,188	3,233
Ginnie Mae I Pool 7% 4/15/2028	2,952	2,981
Ginnie Mae I Pool 7% 4/15/2028	1,522	1,546
Ginnie Mae I Pool 7% 4/15/2028	1,319	1,336
Ginnie Mae I Pool 7% 4/15/2028	1,099	1,113
Ginnie Mae I Pool 7% 4/15/2028	1,041	1,056
Ginnie Mae I Pool 7% 4/15/2028	1,041	1,053
Ginnie Mae I Pool 7% 4/15/2028	1,009	1,022
Ginnie Mae I Pool 7% 4/15/2028	871	884
Ginnie Mae I Pool 7% 4/15/2028	677	688
Ginnie Mae I Pool 7% 4/15/2028	643	651
Ginnie Mae I Pool 7% 4/15/2028	613	621
Ginnie Mae I Pool 7% 4/15/2028	478	485
Ginnie Mae I Pool 7% 4/15/2028	426	432
Ginnie Mae I Pool 7% 4/15/2028	217	219
Ginnie Mae I Pool 7% 4/15/2028	213	214
Ginnie Mae I Pool 7% 4/15/2028	172	173
Ginnie Mae I Pool 7% 4/15/2029	3,554	3,623
Ginnie Mae I Pool 7% 4/15/2029	1,999	2,035
Ginnie Mae I Pool 7% 4/15/2030	14,656	15,063
Ginnie Mae I Pool 7% 4/15/2030	1,536	1,579
Ginnie Mae I Pool 7% 4/15/2031	13,609	14,037
Ginnie Mae I Pool 7% 4/15/2031	2,009	2,073
Ginnie Mae I Pool 7% 4/15/2031	465	479
Ginnie Mae I Pool 7% 4/15/2031	54	56
Ginnie Mae I Pool 7% 4/15/2032	14,813	15,336
Ginnie Mae I Pool 7% 4/15/2032	225	231
Ginnie Mae I Pool 7% 4/15/2032	42	43
Ginnie Mae I Pool 7% 4/20/2032	172,503	179,449
Ginnie Mae I Pool 7% 5/15/2026	127	127
Ginnie Mae I Pool 7% 5/15/2026	13	13
Ginnie Mae I Pool 7% 5/15/2026	8	7
Ginnie Mae I Pool 7% 5/15/2026	7	6
Ginnie Mae I Pool 7% 5/15/2026	5	4
Ginnie Mae I Pool 7% 5/15/2027	753	757
Ginnie Mae I Pool 7% 5/15/2027	237	238
Ginnie Mae I Pool 7% 5/15/2028	4,636	4,709
Ginnie Mae I Pool 7% 5/15/2028	1,685	1,705
Ginnie Mae I Pool 7% 5/15/2028	1,143	1,161
Ginnie Mae I Pool 7% 5/15/2028	790	800
Ginnie Mae I Pool 7% 5/15/2028	707	716
Ginnie Mae I Pool 7% 5/15/2028	553	561
Ginnie Mae I Pool 7% 5/15/2028	474	480
Ginnie Mae I Pool 7% 5/15/2028	448	454
Ginnie Mae I Pool 7% 5/15/2028	311	312
Ginnie Mae I Pool 7% 5/15/2028	196	199
Ginnie Mae I Pool 7% 5/15/2028	28	28
Ginnie Mae I Pool 7% 5/15/2029	3,725	3,801
Ginnie Mae I Pool 7% 5/15/2031	3,923	4,042
Ginnie Mae I Pool 7% 5/15/2031	307	317
Ginnie Mae I Pool 7% 5/15/2032	43,329	44,510
Ginnie Mae I Pool 7% 5/15/2032	3,231	3,345
Ginnie Mae I Pool 7% 5/15/2032	135	140
Ginnie Mae I Pool 7% 6/15/2026	208	208
Ginnie Mae I Pool 7% 6/15/2026	5	4
Ginnie Mae I Pool 7% 6/15/2027	169	170
Ginnie Mae I Pool 7% 6/15/2028	6,000	6,097
Ginnie Mae I Pool 7% 6/15/2028	2,508	2,541
Ginnie Mae I Pool 7% 6/15/2028	1,957	1,988
Ginnie Mae I Pool 7% 6/15/2028	1,428	1,451
Ginnie Mae I Pool 7% 6/15/2028	1,296	1,314
Ginnie Mae I Pool 7% 6/15/2028	1,255	1,273
Ginnie Mae I Pool 7% 6/15/2028	1,227	1,232
Ginnie Mae I Pool 7% 6/15/2028	1,168	1,186
Ginnie Mae I Pool 7% 6/15/2028	1,005	1,022
Ginnie Mae I Pool 7% 6/15/2028	979	992
Ginnie Mae I Pool 7% 6/15/2028	888	901
Ginnie Mae I Pool 7% 6/15/2028	611	614
Ginnie Mae I Pool 7% 6/15/2028	511	520
Ginnie Mae I Pool 7% 6/15/2028	496	502
Ginnie Mae I Pool 7% 6/15/2028	458	465
Ginnie Mae I Pool 7% 6/15/2028	428	434
Ginnie Mae I Pool 7% 6/15/2028	375	381
Ginnie Mae I Pool 7% 6/15/2028	327	332
Ginnie Mae I Pool 7% 6/15/2028	282	285
Ginnie Mae I Pool 7% 6/15/2028	276	276
Ginnie Mae I Pool 7% 6/15/2028	233	235
Ginnie Mae I Pool 7% 6/15/2028	143	145
Ginnie Mae I Pool 7% 6/15/2028	65	65
Ginnie Mae I Pool 7% 6/15/2029	3,512	3,592
Ginnie Mae I Pool 7% 6/15/2029	2,800	2,856
Ginnie Mae I Pool 7% 6/15/2029	655	659
Ginnie Mae I Pool 7% 6/15/2029	45	46
Ginnie Mae I Pool 7% 6/15/2029	34	34
Ginnie Mae I Pool 7% 6/15/2029	28	29
Ginnie Mae I Pool 7% 6/15/2030	113	116
Ginnie Mae I Pool 7% 6/15/2031	5,628	5,812
Ginnie Mae I Pool 7% 6/15/2031	4,251	4,394
Ginnie Mae I Pool 7% 6/15/2032	35,952	37,181
Ginnie Mae I Pool 7% 6/15/2032	15,231	15,661
Ginnie Mae I Pool 7% 6/15/2032	13,897	14,412
Ginnie Mae I Pool 7% 6/15/2032	8,205	8,515
Ginnie Mae I Pool 7% 6/15/2032	7,632	7,923
Ginnie Mae I Pool 7% 6/15/2032	989	1,027
Ginnie Mae I Pool 7% 7/15/2026	219	219
Ginnie Mae I Pool 7% 7/15/2028	4,417	4,489
Ginnie Mae I Pool 7% 7/15/2028	4,130	4,199
Ginnie Mae I Pool 7% 7/15/2028	3,369	3,414
Ginnie Mae I Pool 7% 7/15/2028	2,510	2,553
Ginnie Mae I Pool 7% 7/15/2028	2,150	2,166
Ginnie Mae I Pool 7% 7/15/2028	1,991	2,022
Ginnie Mae I Pool 7% 7/15/2028	1,973	2,002
Ginnie Mae I Pool 7% 7/15/2028	1,599	1,604
Ginnie Mae I Pool 7% 7/15/2028	1,499	1,520
Ginnie Mae I Pool 7% 7/15/2028	1,194	1,212
Ginnie Mae I Pool 7% 7/15/2028	1,036	1,053
Ginnie Mae I Pool 7% 7/15/2028	828	840
Ginnie Mae I Pool 7% 7/15/2028	822	835
Ginnie Mae I Pool 7% 7/15/2028	804	809
Ginnie Mae I Pool 7% 7/15/2028	416	423
Ginnie Mae I Pool 7% 7/15/2028	355	359
Ginnie Mae I Pool 7% 7/15/2028	341	341
Ginnie Mae I Pool 7% 7/15/2028	140	141
Ginnie Mae I Pool 7% 7/15/2028	72	73
Ginnie Mae I Pool 7% 7/15/2028	36	36
Ginnie Mae I Pool 7% 7/15/2029	4,198	4,293
Ginnie Mae I Pool 7% 7/15/2029	381	390
Ginnie Mae I Pool 7% 7/15/2029	208	212
Ginnie Mae I Pool 7% 7/15/2029	192	196
Ginnie Mae I Pool 7% 7/15/2030	1,162	1,185
Ginnie Mae I Pool 7% 7/15/2031	4,759	4,922
Ginnie Mae I Pool 7% 7/15/2031	1,550	1,602
Ginnie Mae I Pool 7% 7/15/2032	37,936	39,383
Ginnie Mae I Pool 7% 7/15/2032	26,319	27,239
Ginnie Mae I Pool 7% 7/15/2032	6,973	7,232
Ginnie Mae I Pool 7% 7/15/2032	2,985	3,093
Ginnie Mae I Pool 7% 7/15/2032	1,977	2,046
Ginnie Mae I Pool 7% 7/15/2032	287	297
Ginnie Mae I Pool 7% 7/20/2032	123,267	127,969
Ginnie Mae I Pool 7% 8/15/2027	6,224	6,269
Ginnie Mae I Pool 7% 8/15/2027	528	532
Ginnie Mae I Pool 7% 8/15/2027	233	235
Ginnie Mae I Pool 7% 8/15/2028	7,276	7,394
Ginnie Mae I Pool 7% 8/15/2028	4,860	4,925
Ginnie Mae I Pool 7% 8/15/2028	4,178	4,241
Ginnie Mae I Pool 7% 8/15/2028	1,282	1,301
Ginnie Mae I Pool 7% 8/15/2028	1,263	1,278
Ginnie Mae I Pool 7% 8/15/2028	1,194	1,214
Ginnie Mae I Pool 7% 8/15/2028	1,063	1,078
Ginnie Mae I Pool 7% 8/15/2028	965	981
Ginnie Mae I Pool 7% 8/15/2028	764	777
Ginnie Mae I Pool 7% 8/15/2028	756	769
Ginnie Mae I Pool 7% 8/15/2028	567	573
Ginnie Mae I Pool 7% 8/15/2028	339	343
Ginnie Mae I Pool 7% 8/15/2028	282	285
Ginnie Mae I Pool 7% 8/15/2028	270	274
Ginnie Mae I Pool 7% 8/15/2028	206	207
Ginnie Mae I Pool 7% 8/15/2028	170	173
Ginnie Mae I Pool 7% 8/15/2029	2,159	2,211
Ginnie Mae I Pool 7% 8/15/2029	441	452
Ginnie Mae I Pool 7% 8/15/2031	14,506	14,700
Ginnie Mae I Pool 7% 8/15/2031	12,067	12,471
Ginnie Mae I Pool 7% 8/15/2031	1,485	1,536
Ginnie Mae I Pool 7% 8/15/2031	510	527
Ginnie Mae I Pool 7% 8/15/2032	7,173	7,415
Ginnie Mae I Pool 7% 8/15/2032	4,215	4,367
Ginnie Mae I Pool 7% 8/15/2032	599	605
Ginnie Mae I Pool 7% 9/15/2027	14	14
Ginnie Mae I Pool 7% 9/15/2028	2,915	2,967
Ginnie Mae I Pool 7% 9/15/2028	2,373	2,410
Ginnie Mae I Pool 7% 9/15/2028	1,493	1,517
Ginnie Mae I Pool 7% 9/15/2028	1,203	1,215
Ginnie Mae I Pool 7% 9/15/2028	951	961
Ginnie Mae I Pool 7% 9/15/2028	744	754
Ginnie Mae I Pool 7% 9/15/2028	518	527
Ginnie Mae I Pool 7% 9/15/2028	382	389
Ginnie Mae I Pool 7% 9/15/2028	266	270
Ginnie Mae I Pool 7% 9/15/2029	271	277
Ginnie Mae I Pool 7% 9/15/2031	2,151	2,211
Ginnie Mae I Pool 7.25% 9/15/2027	5,385	5,418
Ginnie Mae I Pool 7.25% 9/15/2027	1,840	1,859
Ginnie Mae I Pool 7.395% 12/20/2026	9,394	9,454
Ginnie Mae I Pool 7.395% 2/20/2027	3,399	3,424
Ginnie Mae I Pool 7.395% 9/20/2026	4,537	4,559
Ginnie Mae I Pool 7.5% 1/15/2026	1,064	1,064
Ginnie Mae I Pool 7.5% 1/15/2026	20	20
Ginnie Mae I Pool 7.5% 1/15/2027	2,294	2,312
Ginnie Mae I Pool 7.5% 1/15/2027	1,533	1,543
Ginnie Mae I Pool 7.5% 1/15/2028	4,287	4,329
Ginnie Mae I Pool 7.5% 1/15/2028	2,150	2,193
Ginnie Mae I Pool 7.5% 1/15/2029	2,733	2,794
Ginnie Mae I Pool 7.5% 1/15/2029	781	787
Ginnie Mae I Pool 7.5% 1/15/2031	8,387	8,744
Ginnie Mae I Pool 7.5% 1/15/2031	5,256	5,485
Ginnie Mae I Pool 7.5% 10/15/2027	1,420	1,443
Ginnie Mae I Pool 7.5% 10/15/2028	11,425	11,734
Ginnie Mae I Pool 7.5% 10/15/2028	5,811	5,908
Ginnie Mae I Pool 7.5% 10/15/2028	180	183
Ginnie Mae I Pool 7.5% 10/15/2028	137	141
Ginnie Mae I Pool 7.5% 10/15/2028	15	15
Ginnie Mae I Pool 7.5% 10/15/2029	1,160	1,201
Ginnie Mae I Pool 7.5% 10/15/2029	594	614
Ginnie Mae I Pool 7.5% 10/15/2029	393	407
Ginnie Mae I Pool 7.5% 10/15/2029	32	33
Ginnie Mae I Pool 7.5% 10/15/2030	7,900	8,160
Ginnie Mae I Pool 7.5% 10/15/2030	4,819	4,991
Ginnie Mae I Pool 7.5% 10/15/2031	39,217	41,033
Ginnie Mae I Pool 7.5% 10/15/2031	2,015	2,109
Ginnie Mae I Pool 7.5% 11/15/2027	1,342	1,355
Ginnie Mae I Pool 7.5% 11/15/2027	414	419
Ginnie Mae I Pool 7.5% 11/15/2027	222	224
Ginnie Mae I Pool 7.5% 11/15/2027	181	185
Ginnie Mae I Pool 7.5% 11/15/2028	1,036	1,042
Ginnie Mae I Pool 7.5% 11/15/2029	29,870	30,877
Ginnie Mae I Pool 7.5% 11/15/2029	13,906	14,394
Ginnie Mae I Pool 7.5% 11/15/2029	9,664	10,011
Ginnie Mae I Pool 7.5% 11/15/2029	3,599	3,707
Ginnie Mae I Pool 7.5% 11/15/2029	703	729
Ginnie Mae I Pool 7.5% 11/15/2029	477	493
Ginnie Mae I Pool 7.5% 11/15/2029	256	265
Ginnie Mae I Pool 7.5% 11/15/2030	16,188	16,888
Ginnie Mae I Pool 7.5% 12/15/2025	2	1
Ginnie Mae I Pool 7.5% 12/15/2025	2	1
Ginnie Mae I Pool 7.5% 12/15/2026	919	927
Ginnie Mae I Pool 7.5% 12/15/2027	4,861	4,929
Ginnie Mae I Pool 7.5% 12/15/2027	481	486
Ginnie Mae I Pool 7.5% 12/15/2028	275	279
Ginnie Mae I Pool 7.5% 12/15/2028	241	246
Ginnie Mae I Pool 7.5% 12/15/2029	27,512	28,379
Ginnie Mae I Pool 7.5% 12/15/2029	24,252	24,981
Ginnie Mae I Pool 7.5% 12/15/2029	12,547	13,005
Ginnie Mae I Pool 7.5% 12/15/2029	5,835	6,027
Ginnie Mae I Pool 7.5% 12/15/2029	4,839	4,939
Ginnie Mae I Pool 7.5% 12/15/2029	412	427
Ginnie Mae I Pool 7.5% 12/15/2029	53	55
Ginnie Mae I Pool 7.5% 12/15/2030	53,493	55,483
Ginnie Mae I Pool 7.5% 12/15/2030	9,480	9,896
Ginnie Mae I Pool 7.5% 12/15/2030	4,815	4,938
Ginnie Mae I Pool 7.5% 12/15/2030	741	774
Ginnie Mae I Pool 7.5% 2/15/2028	370	374
Ginnie Mae I Pool 7.5% 2/15/2029	3,184	3,231
Ginnie Mae I Pool 7.5% 2/15/2029	2,265	2,333
Ginnie Mae I Pool 7.5% 2/15/2032	59,086	61,689
Ginnie Mae I Pool 7.5% 2/15/2032	10,387	10,922
Ginnie Mae I Pool 7.5% 2/15/2032	3,832	4,025
Ginnie Mae I Pool 7.5% 3/15/2026	395	395
Ginnie Mae I Pool 7.5% 3/15/2026	233	233
Ginnie Mae I Pool 7.5% 3/15/2028	124	125
Ginnie Mae I Pool 7.5% 3/15/2030	6,610	6,866
Ginnie Mae I Pool 7.5% 3/15/2031	45,383	47,434
Ginnie Mae I Pool 7.5% 3/15/2031	24,876	26,028
Ginnie Mae I Pool 7.5% 3/15/2031	11,753	12,297
Ginnie Mae I Pool 7.5% 3/15/2032	23,492	24,523
Ginnie Mae I Pool 7.5% 3/15/2032	4,874	5,123
Ginnie Mae I Pool 7.5% 3/15/2032	4,729	4,878
Ginnie Mae I Pool 7.5% 3/15/2032	3,233	3,395
Ginnie Mae I Pool 7.5% 4/15/2026	739	741
Ginnie Mae I Pool 7.5% 4/15/2026	89	89
Ginnie Mae I Pool 7.5% 4/15/2027	1,985	2,005
Ginnie Mae I Pool 7.5% 4/15/2027	915	926
Ginnie Mae I Pool 7.5% 4/15/2029	1,441	1,471
Ginnie Mae I Pool 7.5% 4/15/2029	1,124	1,160
Ginnie Mae I Pool 7.5% 4/15/2029	457	462
Ginnie Mae I Pool 7.5% 5/15/2026	259	260
Ginnie Mae I Pool 7.5% 5/15/2027	1,902	1,907
Ginnie Mae I Pool 7.5% 5/15/2027	707	716
Ginnie Mae I Pool 7.5% 5/15/2029	50	51
Ginnie Mae I Pool 7.5% 5/15/2031	52,721	54,898
Ginnie Mae I Pool 7.5% 5/15/2032	40,493	42,498
Ginnie Mae I Pool 7.5% 5/15/2032	29,784	31,212
Ginnie Mae I Pool 7.5% 5/15/2032	21,519	22,365
Ginnie Mae I Pool 7.5% 5/15/2032	10,102	10,545
Ginnie Mae I Pool 7.5% 5/15/2032	1,295	1,354
Ginnie Mae I Pool 7.5% 5/15/2032	1,038	1,061
Ginnie Mae I Pool 7.5% 6/15/2026	1,029	1,031
Ginnie Mae I Pool 7.5% 6/15/2027	2,162	2,192
Ginnie Mae I Pool 7.5% 6/15/2027	1,643	1,663
Ginnie Mae I Pool 7.5% 6/15/2027	1,130	1,141
Ginnie Mae I Pool 7.5% 6/15/2028	87	90
Ginnie Mae I Pool 7.5% 6/15/2029	763	780
Ginnie Mae I Pool 7.5% 6/15/2029	186	189
Ginnie Mae I Pool 7.5% 6/15/2029	19	19
Ginnie Mae I Pool 7.5% 6/15/2031	31,483	32,888
Ginnie Mae I Pool 7.5% 7/15/2026	321	322
Ginnie Mae I Pool 7.5% 7/15/2026	288	289
Ginnie Mae I Pool 7.5% 7/15/2027	3,885	3,936
Ginnie Mae I Pool 7.5% 7/15/2027	131	132
Ginnie Mae I Pool 7.5% 7/15/2029	14,985	15,490
Ginnie Mae I Pool 7.5% 7/15/2029	9,542	9,850
Ginnie Mae I Pool 7.5% 7/15/2029	5,352	5,524
Ginnie Mae I Pool 7.5% 7/15/2029	4,887	5,051
Ginnie Mae I Pool 7.5% 7/15/2029	2,442	2,524
Ginnie Mae I Pool 7.5% 7/15/2029	1,170	1,193
Ginnie Mae I Pool 7.5% 7/15/2029	643	664
Ginnie Mae I Pool 7.5% 7/15/2029	384	397
Ginnie Mae I Pool 7.5% 7/15/2029	143	147
Ginnie Mae I Pool 7.5% 7/15/2029	139	143
Ginnie Mae I Pool 7.5% 7/15/2030	8,005	8,309
Ginnie Mae I Pool 7.5% 7/15/2030	3,777	3,938
Ginnie Mae I Pool 7.5% 8/15/2027	4,887	4,960
Ginnie Mae I Pool 7.5% 8/15/2027	2,870	2,902
Ginnie Mae I Pool 7.5% 8/15/2027	195	198
Ginnie Mae I Pool 7.5% 8/15/2028	1,247	1,279
Ginnie Mae I Pool 7.5% 8/15/2028	227	233
Ginnie Mae I Pool 7.5% 8/15/2029	19,249	19,884
Ginnie Mae I Pool 7.5% 8/15/2029	5,459	5,611
Ginnie Mae I Pool 7.5% 8/15/2029	3,196	3,301
Ginnie Mae I Pool 7.5% 8/15/2029	2,644	2,731
Ginnie Mae I Pool 7.5% 8/15/2029	2,567	2,644
Ginnie Mae I Pool 7.5% 8/15/2029	1,772	1,831
Ginnie Mae I Pool 7.5% 8/15/2029	1,549	1,599
Ginnie Mae I Pool 7.5% 8/15/2029	828	848
Ginnie Mae I Pool 7.5% 8/15/2029	820	847
Ginnie Mae I Pool 7.5% 8/15/2029	713	736
Ginnie Mae I Pool 7.5% 8/15/2029	558	577
Ginnie Mae I Pool 7.5% 8/15/2029	249	258
Ginnie Mae I Pool 7.5% 8/15/2029	246	254
Ginnie Mae I Pool 7.5% 8/15/2029	212	216
Ginnie Mae I Pool 7.5% 8/15/2029	205	211
Ginnie Mae I Pool 7.5% 8/15/2029	197	204
Ginnie Mae I Pool 7.5% 9/15/2027	2,880	2,931
Ginnie Mae I Pool 7.5% 9/15/2027	2,462	2,496
Ginnie Mae I Pool 7.5% 9/15/2027	7	6
Ginnie Mae I Pool 7.5% 9/15/2028	4,446	4,559
Ginnie Mae I Pool 7.5% 9/15/2028	2,756	2,822
Ginnie Mae I Pool 7.5% 9/15/2028	857	877
Ginnie Mae I Pool 7.5% 9/15/2028	310	314
Ginnie Mae I Pool 7.5% 9/15/2029	13,397	13,868
Ginnie Mae I Pool 7.5% 9/15/2029	8,547	8,842
Ginnie Mae I Pool 7.5% 9/15/2029	3,614	3,733
Ginnie Mae I Pool 7.5% 9/15/2029	3,298	3,338
Ginnie Mae I Pool 7.5% 9/15/2029	2,209	2,269
Ginnie Mae I Pool 7.5% 9/15/2029	2,041	2,087
Ginnie Mae I Pool 7.5% 9/15/2029	759	786
Ginnie Mae I Pool 7.5% 9/15/2029	545	548
Ginnie Mae I Pool 7.5% 9/15/2029	149	154
Ginnie Mae I Pool 7.5% 9/15/2029	149	153
Ginnie Mae I Pool 7.5% 9/15/2029	73	73
Ginnie Mae I Pool 7.5% 9/15/2029	58	59
Ginnie Mae I Pool 7.5% 9/15/2029	31	31
Ginnie Mae I Pool 7.5% 9/15/2030	13,916	14,509
Ginnie Mae I Pool 8% 1/15/2028	1,946	1,975
Ginnie Mae I Pool 8% 1/15/2028	1,407	1,428
Ginnie Mae I Pool 8% 1/15/2030	2,877	2,959
Ginnie Mae I Pool 8% 1/15/2030	50	51
Ginnie Mae I Pool 8% 10/15/2026	731	736
Ginnie Mae I Pool 8% 10/15/2026	552	551
Ginnie Mae I Pool 8% 10/15/2026	190	191
Ginnie Mae I Pool 8% 10/15/2026	101	102
Ginnie Mae I Pool 8% 10/15/2026	28	28
Ginnie Mae I Pool 8% 10/15/2027	2,014	2,044
Ginnie Mae I Pool 8% 10/15/2027	61	61
Ginnie Mae I Pool 8% 10/15/2029	4,706	4,840
Ginnie Mae I Pool 8% 10/15/2029	2,668	2,742
Ginnie Mae I Pool 8% 10/15/2029	1,849	1,901
Ginnie Mae I Pool 8% 10/15/2029	105	107
Ginnie Mae I Pool 8% 11/15/2026	220	222
Ginnie Mae I Pool 8% 11/15/2026	92	93
Ginnie Mae I Pool 8% 11/15/2026	87	88
Ginnie Mae I Pool 8% 11/15/2026	87	87
Ginnie Mae I Pool 8% 11/15/2027	8,069	8,198
Ginnie Mae I Pool 8% 11/15/2027	7,920	8,025
Ginnie Mae I Pool 8% 11/15/2027	7,485	7,595
Ginnie Mae I Pool 8% 11/15/2027	4,288	4,351
Ginnie Mae I Pool 8% 11/15/2027	1,478	1,499
Ginnie Mae I Pool 8% 11/15/2027	194	197
Ginnie Mae I Pool 8% 11/15/2028	2,815	2,847
Ginnie Mae I Pool 8% 11/15/2028	2,097	2,137
Ginnie Mae I Pool 8% 11/15/2029	1,998	2,048
Ginnie Mae I Pool 8% 12/15/2025	190	190
Ginnie Mae I Pool 8% 12/15/2026	70	70
Ginnie Mae I Pool 8% 12/15/2027	2,521	2,551
Ginnie Mae I Pool 8% 12/15/2027	646	652
Ginnie Mae I Pool 8% 12/15/2027	300	303
Ginnie Mae I Pool 8% 12/15/2029	3,993	4,108
Ginnie Mae I Pool 8% 12/15/2029	216	218
Ginnie Mae I Pool 8% 2/15/2026	9	9
Ginnie Mae I Pool 8% 2/15/2030	1,468	1,512
Ginnie Mae I Pool 8% 2/15/2031	21,340	22,040
Ginnie Mae I Pool 8% 3/15/2030	1,750	1,798
Ginnie Mae I Pool 8% 3/15/2030	721	742
Ginnie Mae I Pool 8% 4/15/2030	1,113	1,148
Ginnie Mae I Pool 8% 5/15/2030	5,394	5,530
Ginnie Mae I Pool 8% 5/15/2030	1,188	1,225
Ginnie Mae I Pool 8% 6/15/2026	249	249
Ginnie Mae I Pool 8% 6/15/2026	28	28
Ginnie Mae I Pool 8% 6/15/2026	9	8
Ginnie Mae I Pool 8% 6/15/2026	5	4
Ginnie Mae I Pool 8% 6/15/2027	1,009	1,021
Ginnie Mae I Pool 8% 6/15/2028	625	637
Ginnie Mae I Pool 8% 6/15/2030	3,699	3,792
Ginnie Mae I Pool 8% 7/15/2026	123	124
Ginnie Mae I Pool 8% 7/15/2027	3,043	3,079
Ginnie Mae I Pool 8% 7/15/2027	1,171	1,184
Ginnie Mae I Pool 8% 7/15/2027	1,003	1,013
Ginnie Mae I Pool 8% 7/15/2027	918	929
Ginnie Mae I Pool 8% 7/15/2027	129	130
Ginnie Mae I Pool 8% 7/15/2028	316	322
Ginnie Mae I Pool 8% 7/15/2030	174	179
Ginnie Mae I Pool 8% 7/15/2030	95	97
Ginnie Mae I Pool 8% 8/15/2026	420	421
Ginnie Mae I Pool 8% 8/15/2026	238	239
Ginnie Mae I Pool 8% 8/15/2026	123	123
Ginnie Mae I Pool 8% 8/15/2026	115	115
Ginnie Mae I Pool 8% 8/15/2026	111	112
Ginnie Mae I Pool 8% 8/15/2026	83	84
Ginnie Mae I Pool 8% 8/15/2026	40	40
Ginnie Mae I Pool 8% 8/15/2026	8	7
Ginnie Mae I Pool 8% 8/15/2027	2,699	2,731
Ginnie Mae I Pool 8% 8/15/2027	1,190	1,193
Ginnie Mae I Pool 8% 8/15/2027	1,019	1,028
Ginnie Mae I Pool 8% 8/15/2030	3,048	3,147
Ginnie Mae I Pool 8% 8/15/2030	1,085	1,120
Ginnie Mae I Pool 8% 9/15/2026	2,263	2,273
Ginnie Mae I Pool 8% 9/15/2026	455	457
Ginnie Mae I Pool 8% 9/15/2026	175	175
Ginnie Mae I Pool 8% 9/15/2026	92	93
Ginnie Mae I Pool 8% 9/15/2026	53	53
Ginnie Mae I Pool 8% 9/15/2027	1,430	1,444
Ginnie Mae I Pool 8% 9/15/2027	1,307	1,324
Ginnie Mae I Pool 8% 9/15/2028	12,906	13,183
Ginnie Mae I Pool 8% 9/15/2029	9,381	9,626
Ginnie Mae I Pool 8% 9/15/2029	2,355	2,398
Ginnie Mae I Pool 8% 9/15/2029	1,202	1,231
Ginnie Mae I Pool 8% 9/15/2030	2,371	2,443
Ginnie Mae I Pool 8.5% 1/15/2031	29,320	30,544
Ginnie Mae I Pool 8.5% 2/15/2031	23,579	24,526
Ginnie Mae I Pool 8.5% 9/15/2030	22,160	22,888
Ginnie Mae II Pool 2% 1/20/2051	134,672,816	112,041,776
Ginnie Mae II Pool 2% 10/20/2050	43,265,136	36,008,184
Ginnie Mae II Pool 2% 11/1/2055 (f)	5,875,000	4,883,047
Ginnie Mae II Pool 2% 11/20/2050	22,771,344	18,973,207
Ginnie Mae II Pool 2% 12/20/2050	14,399,050	11,975,992
Ginnie Mae II Pool 2% 2/20/2051	67,591,468	56,214,607
Ginnie Mae II Pool 2% 3/20/2052	124,999	103,974
Ginnie Mae II Pool 2% 4/20/2051	6,978,305	5,805,639
Ginnie Mae II Pool 2% 4/20/2052	6,999,997	5,822,591
Ginnie Mae II Pool 2% 9/20/2050	58,517,256	48,775,181
Ginnie Mae II Pool 2.5% 1/20/2043	3,559,827	3,198,826
Ginnie Mae II Pool 2.5% 10/20/2042	1,041,140	936,550
Ginnie Mae II Pool 2.5% 11/20/2042	1,676,732	1,508,636
Ginnie Mae II Pool 2.5% 11/20/2051	92,519,728	80,181,084
Ginnie Mae II Pool 2.5% 12/20/2042	412,460	371,327
Ginnie Mae II Pool 2.5% 12/20/2051	2,532,992	2,195,186
Ginnie Mae II Pool 2.5% 2/20/2041	305,572	277,410
Ginnie Mae II Pool 2.5% 2/20/2043	339,134	304,599
Ginnie Mae II Pool 2.5% 3/20/2043	518,007	465,233
Ginnie Mae II Pool 2.5% 3/20/2047	6,251,538	5,498,860
Ginnie Mae II Pool 2.5% 3/20/2050	17,327,740	15,043,948
Ginnie Mae II Pool 2.5% 4/20/2050	82,226,581	71,389,134
Ginnie Mae II Pool 2.5% 4/20/2052	7,814,757	6,771,952
Ginnie Mae II Pool 2.5% 6/20/2051	7,985,913	6,918,398
Ginnie Mae II Pool 2.5% 7/20/2051	46,524,860	40,305,659
Ginnie Mae II Pool 2.5% 9/20/2042	408,874	366,978
Ginnie Mae II Pool 2.5% 9/20/2051	16,004,317	13,864,943
Ginnie Mae II Pool 3% 1/20/2032	1,661,932	1,622,453
Ginnie Mae II Pool 3% 1/20/2043	7,097,725	6,584,810
Ginnie Mae II Pool 3% 10/20/2031	541,509	528,926
Ginnie Mae II Pool 3% 10/20/2042	571,624	530,569
Ginnie Mae II Pool 3% 10/20/2043	8,686,662	8,035,331
Ginnie Mae II Pool 3% 11/20/2031	586,984	573,037
Ginnie Mae II Pool 3% 11/20/2042	28,653	26,596
Ginnie Mae II Pool 3% 12/20/2031	884,318	863,540
Ginnie Mae II Pool 3% 12/20/2042	5,210,109	4,833,458
Ginnie Mae II Pool 3% 12/20/2046	924,716	843,530
Ginnie Mae II Pool 3% 12/20/2050	461,032	415,945
Ginnie Mae II Pool 3% 2/20/2031	71,012	69,515
Ginnie Mae II Pool 3% 2/20/2043	8,944,541	8,295,677
Ginnie Mae II Pool 3% 3/20/2031	141,978	138,946
Ginnie Mae II Pool 3% 3/20/2042	6,853	6,374
Ginnie Mae II Pool 3% 3/20/2050	3,594,122	3,243,757
Ginnie Mae II Pool 3% 4/20/2031	531,107	519,764
Ginnie Mae II Pool 3% 4/20/2043	280,881	260,332
Ginnie Mae II Pool 3% 4/20/2052	35,700,646	32,111,675
Ginnie Mae II Pool 3% 5/20/2031	1,133,974	1,109,443
Ginnie Mae II Pool 3% 5/20/2042	78,486	72,961
Ginnie Mae II Pool 3% 5/20/2052	36,056,002	32,431,306
Ginnie Mae II Pool 3% 6/20/2042	84,132	78,111
Ginnie Mae II Pool 3% 6/20/2043	717,174	664,122
Ginnie Mae II Pool 3% 7/20/2031	15,024	14,687
Ginnie Mae II Pool 3% 7/20/2043	648,963	600,584
Ginnie Mae II Pool 3% 7/20/2046	6,745,207	6,157,226
Ginnie Mae II Pool 3% 8/20/2031	174,485	170,522
Ginnie Mae II Pool 3% 8/20/2042	10,677	9,915
Ginnie Mae II Pool 3% 8/20/2043	660,484	611,231
Ginnie Mae II Pool 3% 8/20/2046	11,102,207	10,134,425
Ginnie Mae II Pool 3% 9/20/2031	70,186	68,574
Ginnie Mae II Pool 3% 9/20/2042	939,174	871,981
Ginnie Mae II Pool 3% 9/20/2043	1,809,929	1,674,270
Ginnie Mae II Pool 3.5% 1/20/2041	2,438	2,323
Ginnie Mae II Pool 3.5% 1/20/2044	131,012	123,776
Ginnie Mae II Pool 3.5% 10/20/2041	20,758	19,725
Ginnie Mae II Pool 3.5% 10/20/2043	8,912	8,427
Ginnie Mae II Pool 3.5% 11/20/2041	159,854	151,921
Ginnie Mae II Pool 3.5% 11/20/2043	18,754	17,729
Ginnie Mae II Pool 3.5% 12/20/2040	4,562	4,347
Ginnie Mae II Pool 3.5% 12/20/2041	1,762,532	1,675,080
Ginnie Mae II Pool 3.5% 2/20/2027	3,689	3,668
Ginnie Mae II Pool 3.5% 2/20/2043	367,398	348,070
Ginnie Mae II Pool 3.5% 2/20/2044	4,100	3,873
Ginnie Mae II Pool 3.5% 3/20/2043	842,662	798,163
Ginnie Mae II Pool 3.5% 3/20/2044	4,093	3,865
Ginnie Mae II Pool 3.5% 4/20/2043	5,304,300	5,023,141
Ginnie Mae II Pool 3.5% 4/20/2044	9,731	9,186
Ginnie Mae II Pool 3.5% 4/20/2046	1,847,081	1,717,671
Ginnie Mae II Pool 3.5% 5/20/2027	196,303	195,067
Ginnie Mae II Pool 3.5% 5/20/2043	3,445,490	3,248,004
Ginnie Mae II Pool 3.5% 6/20/2044	7,821,792	7,378,507
Ginnie Mae II Pool 3.5% 7/20/2043	11,385	10,779
Ginnie Mae II Pool 3.5% 8/20/2043	345,182	326,583
Ginnie Mae II Pool 3.5% 9/20/2040	22,067	21,008
Ginnie Mae II Pool 3.5% 9/20/2043	296,093	279,996
Ginnie Mae II Pool 3.75% 4/20/2046	477,671	451,867
Ginnie Mae II Pool 4% 1/20/2040	80,189	78,275
Ginnie Mae II Pool 4% 1/20/2041	4,025,787	3,926,598
Ginnie Mae II Pool 4% 1/20/2042	8,545,408	8,322,002
Ginnie Mae II Pool 4% 10/20/2039	19,813	19,358
Ginnie Mae II Pool 4% 10/20/2040	1,328,079	1,295,608
Ginnie Mae II Pool 4% 10/20/2041	3,331,498	3,245,683
Ginnie Mae II Pool 4% 11/20/2033	39,320	38,746
Ginnie Mae II Pool 4% 11/20/2039	166,191	162,295
Ginnie Mae II Pool 4% 11/20/2045	1,407,423	1,348,056
Ginnie Mae II Pool 4% 11/20/2045	150,883	144,518
Ginnie Mae II Pool 4% 12/20/2039	206,927	202,135
Ginnie Mae II Pool 4% 2/20/2033	454	448
Ginnie Mae II Pool 4% 2/20/2040	494,804	483,118
Ginnie Mae II Pool 4% 2/20/2041	377,892	361,190
Ginnie Mae II Pool 4% 2/20/2042	73,829	71,889
Ginnie Mae II Pool 4% 3/20/2039	49,184	48,109
Ginnie Mae II Pool 4% 3/20/2040	394,869	385,434
Ginnie Mae II Pool 4% 3/20/2042	267,155	260,059
Ginnie Mae II Pool 4% 3/20/2047	2,223,759	2,149,416
Ginnie Mae II Pool 4% 4/20/2039	2,614	2,556
Ginnie Mae II Pool 4% 4/20/2040	22,538	22,011
Ginnie Mae II Pool 4% 4/20/2040	15,525	14,836
Ginnie Mae II Pool 4% 4/20/2042	957,406	931,970
Ginnie Mae II Pool 4% 5/20/2039	1,021	998
Ginnie Mae II Pool 4% 5/20/2040	233,492	228,027
Ginnie Mae II Pool 4% 5/20/2046	3,639,695	3,528,253
Ginnie Mae II Pool 4% 6/20/2039	161,071	157,460
Ginnie Mae II Pool 4% 6/20/2040	179,922	175,620
Ginnie Mae II Pool 4% 6/20/2041	202,270	197,153
Ginnie Mae II Pool 4% 6/20/2042	31,783	30,930
Ginnie Mae II Pool 4% 7/20/2040	941,254	918,304
Ginnie Mae II Pool 4% 8/20/2039	57,546	56,234
Ginnie Mae II Pool 4% 8/20/2041	2,447	2,384
Ginnie Mae II Pool 4% 9/20/2039	23,680	23,129
Ginnie Mae II Pool 4% 9/20/2040	3,218,611	3,139,806
Ginnie Mae II Pool 4.5% 10/20/2041	84,986	84,907
Ginnie Mae II Pool 4.5% 11/20/2040	1,397,261	1,396,331
Ginnie Mae II Pool 4.5% 11/20/2054	32,850,302	32,111,604
Ginnie Mae II Pool 4.5% 6/20/2040	69,606	68,440
Ginnie Mae II Pool 4.5% 7/20/2041	52,934	51,992
Ginnie Mae II Pool 4.5% 8/20/2040	11,966	11,755
Ginnie Mae II Pool 4.5% 8/20/2041	99,857	99,767
Ginnie Mae II Pool 4.5% 9/20/2041	18,679	18,663
Ginnie Mae II Pool 5% 1/20/2032	231	234
Ginnie Mae II Pool 5% 1/20/2033	7,379	7,469
Ginnie Mae II Pool 5% 1/20/2034	12,730	12,899
Ginnie Mae II Pool 5% 1/20/2035	1,057,980	1,073,542
Ginnie Mae II Pool 5% 1/20/2037	332	337
Ginnie Mae II Pool 5% 1/20/2055	90,741,974	90,494,693
Ginnie Mae II Pool 5% 10/20/2032	90,801	91,910
Ginnie Mae II Pool 5% 10/20/2033	22,491	22,785
Ginnie Mae II Pool 5% 10/20/2034	2,554	2,591
Ginnie Mae II Pool 5% 11/1/2055 (f)	3,750,000	3,738,024
Ginnie Mae II Pool 5% 11/20/2032	27,651	27,989
Ginnie Mae II Pool 5% 11/20/2033	10,758	10,902
Ginnie Mae II Pool 5% 11/20/2035	36,784	37,353
Ginnie Mae II Pool 5% 12/20/2032	9,359	9,478
Ginnie Mae II Pool 5% 12/20/2034	59,739	60,628
Ginnie Mae II Pool 5% 12/20/2035	562,815	571,552
Ginnie Mae II Pool 5% 12/20/2036	71,930	73,116
Ginnie Mae II Pool 5% 12/20/2054	7,940,367	7,941,061
Ginnie Mae II Pool 5% 12/20/2054	7,353,940	7,333,900
Ginnie Mae II Pool 5% 2/20/2032	1,451	1,452
Ginnie Mae II Pool 5% 2/20/2032	638	644
Ginnie Mae II Pool 5% 2/20/2033	28,743	29,082
Ginnie Mae II Pool 5% 2/20/2034	1,098	1,113
Ginnie Mae II Pool 5% 2/20/2035	652	661
Ginnie Mae II Pool 5% 2/20/2036	46,164	46,896
Ginnie Mae II Pool 5% 2/20/2039	15,692	15,968
Ginnie Mae II Pool 5% 3/20/2033	236,684	239,671
Ginnie Mae II Pool 5% 3/20/2034	1,946	1,973
Ginnie Mae II Pool 5% 3/20/2035	80,927	82,136
Ginnie Mae II Pool 5% 3/20/2036	30,872	31,357
Ginnie Mae II Pool 5% 4/20/2033	13,768	13,943
Ginnie Mae II Pool 5% 4/20/2034	10,880	11,031
Ginnie Mae II Pool 5% 4/20/2035	771	783
Ginnie Mae II Pool 5% 4/20/2036	9,040	9,183
Ginnie Mae II Pool 5% 4/20/2037	1,367	1,389
Ginnie Mae II Pool 5% 5/20/2033	27,012	27,353
Ginnie Mae II Pool 5% 5/20/2034	31,475	31,915
Ginnie Mae II Pool 5% 5/20/2035	79,433	80,626
Ginnie Mae II Pool 5% 6/20/2032	164,823	166,674
Ginnie Mae II Pool 5% 6/20/2033	273,859	277,351
Ginnie Mae II Pool 5% 6/20/2034	35,218	35,715
Ginnie Mae II Pool 5% 6/20/2035	11,383	11,556
Ginnie Mae II Pool 5% 6/20/2036	11,904	12,092
Ginnie Mae II Pool 5% 6/20/2038	112,532	114,458
Ginnie Mae II Pool 5% 6/20/2039	287,683	292,757
Ginnie Mae II Pool 5% 7/20/2033	51,907	52,581
Ginnie Mae II Pool 5% 7/20/2034	64,973	65,897
Ginnie Mae II Pool 5% 7/20/2035	8,894	9,030
Ginnie Mae II Pool 5% 7/20/2037	3,747	3,811
Ginnie Mae II Pool 5% 7/20/2048	1,571,358	1,596,539
Ginnie Mae II Pool 5% 8/20/2033	1,046,183	1,059,607
Ginnie Mae II Pool 5% 8/20/2034	554	562
Ginnie Mae II Pool 5% 8/20/2035	116,369	118,158
Ginnie Mae II Pool 5% 9/20/2033	2,666,974	2,701,887
Ginnie Mae II Pool 5% 9/20/2034	1,322	1,341
Ginnie Mae II Pool 5% 9/20/2035	115,303	117,077
Ginnie Mae II Pool 5% 9/20/2036	5,074	5,157
Ginnie Mae II Pool 5% 9/20/2037	3,496	3,555
Ginnie Mae II Pool 5.5% 1/20/2055	6,045,499	6,170,280
Ginnie Mae II Pool 5.5% 10/20/2039	87,963	91,093
Ginnie Mae II Pool 5.5% 11/1/2055 (f)	116,900,000	117,868,072
Ginnie Mae II Pool 5.5% 11/20/2039	56,575	58,594
Ginnie Mae II Pool 5.5% 12/20/2039	39,473	40,877
Ginnie Mae II Pool 5.5% 12/20/2041	42,212	43,657
Ginnie Mae II Pool 5.5% 12/20/2054	7,256,067	7,430,777
Ginnie Mae II Pool 5.5% 12/20/2054	4,969,947	5,016,616
Ginnie Mae II Pool 5.5% 2/20/2042	61,158	63,296
Ginnie Mae II Pool 5.5% 3/20/2040	390,560	404,565
Ginnie Mae II Pool 5.5% 8/20/2039	7,792	8,070
Ginnie Mae II Pool 5.5% 9/20/2039	44,459	46,049
Ginnie Mae II Pool 5.5% 9/20/2041	9,685	10,036
Ginnie Mae II Pool 6% 1/20/2032	3,312	3,417
Ginnie Mae II Pool 6% 10/20/2028	125	128
Ginnie Mae II Pool 6% 11/1/2055 (f)	237,225,000	241,420,017
Ginnie Mae II Pool 6% 11/20/2028	810	825
Ginnie Mae II Pool 6% 11/20/2031	35,251	36,334
Ginnie Mae II Pool 6% 12/1/2055 (f)	145,100,000	147,637,567
Ginnie Mae II Pool 6% 12/20/2027	612	623
Ginnie Mae II Pool 6% 12/20/2029	13,855	14,165
Ginnie Mae II Pool 6% 12/20/2054	10,025,451	10,203,232
Ginnie Mae II Pool 6% 2/20/2028	93	95
Ginnie Mae II Pool 6% 2/20/2032	1,429	1,474
Ginnie Mae II Pool 6% 3/20/2028	524	533
Ginnie Mae II Pool 6% 3/20/2029	335	341
Ginnie Mae II Pool 6% 4/20/2028	1,556	1,584
Ginnie Mae II Pool 6% 4/20/2029	2,267	2,308
Ginnie Mae II Pool 6% 4/20/2031	269,512	276,992
Ginnie Mae II Pool 6% 5/20/2028	1,475	1,502
Ginnie Mae II Pool 6% 5/20/2029	51,154	52,086
Ginnie Mae II Pool 6% 5/20/2032	97,810	101,086
Ginnie Mae II Pool 6% 6/20/2028	94	96
Ginnie Mae II Pool 6% 6/20/2029	1,080	1,100
Ginnie Mae II Pool 6% 6/20/2032	145	149
Ginnie Mae II Pool 6% 7/20/2029	3,773	3,846
Ginnie Mae II Pool 6% 8/20/2028	33	34
Ginnie Mae II Pool 6% 8/20/2029	380	387
Ginnie Mae II Pool 6% 9/20/2028	3,035	3,090
Ginnie Mae II Pool 6% 9/20/2032	1,095,060	1,132,579
Ginnie Mae II Pool 6.5% 1/20/2029	192	198
Ginnie Mae II Pool 6.5% 1/20/2031	2,353	2,433
Ginnie Mae II Pool 6.5% 1/20/2032	22,705	23,599
Ginnie Mae II Pool 6.5% 1/20/2034	616	647
Ginnie Mae II Pool 6.5% 10/20/2028	1,175	1,212
Ginnie Mae II Pool 6.5% 10/20/2029	255	263
Ginnie Mae II Pool 6.5% 11/1/2055 (f)	22,825,000	23,534,154
Ginnie Mae II Pool 6.5% 11/20/2028	29,830	30,756
Ginnie Mae II Pool 6.5% 11/20/2029	1,802	1,858
Ginnie Mae II Pool 6.5% 11/20/2031	63,283	65,772
Ginnie Mae II Pool 6.5% 12/1/2055 (f)	22,825,000	23,498,490
Ginnie Mae II Pool 6.5% 2/20/2029	1,215	1,253
Ginnie Mae II Pool 6.5% 2/20/2031	6,482	6,717
Ginnie Mae II Pool 6.5% 3/20/2031	28,779	29,806
Ginnie Mae II Pool 6.5% 4/20/2032	1,986	2,070
Ginnie Mae II Pool 6.5% 5/20/2028	15	15
Ginnie Mae II Pool 6.5% 5/20/2031	2,532	2,625
Ginnie Mae II Pool 6.5% 5/20/2055	22,902,293	23,632,961
Ginnie Mae II Pool 6.5% 6/20/2034	2,215	2,328
Ginnie Mae II Pool 6.5% 8/20/2028	35,225	36,318
Ginnie Mae II Pool 6.5% 8/20/2034	2,861	3,013
Ginnie Mae II Pool 6.5% 9/20/2031	4,347	4,516
Ginnie Mae II Pool 7% 1/20/2027	83	85
Ginnie Mae II Pool 7% 1/20/2028	29	30
Ginnie Mae II Pool 7% 1/20/2030	13,426	13,833
Ginnie Mae II Pool 7% 1/20/2031	8,077	8,376
Ginnie Mae II Pool 7% 10/20/2028	7,459	7,664
Ginnie Mae II Pool 7% 10/20/2031	20,610	21,429
Ginnie Mae II Pool 7% 10/20/2032	3,440	3,595
Ginnie Mae II Pool 7% 11/20/2028	11,779	12,104
Ginnie Mae II Pool 7% 11/20/2030	56,117	58,093
Ginnie Mae II Pool 7% 11/20/2031	25,900	26,943
Ginnie Mae II Pool 7% 12/20/2027	933	958
Ginnie Mae II Pool 7% 12/20/2028	4,711	4,840
Ginnie Mae II Pool 7% 12/20/2029	2,677	2,754
Ginnie Mae II Pool 7% 12/20/2030	127,604	132,019
Ginnie Mae II Pool 7% 12/20/2032	38,963	40,647
Ginnie Mae II Pool 7% 2/20/2028	26,605	27,338
Ginnie Mae II Pool 7% 2/20/2029	2,895	2,975
Ginnie Mae II Pool 7% 2/20/2030	26,464	27,265
Ginnie Mae II Pool 7% 2/20/2031	4,964	5,148
Ginnie Mae II Pool 7% 2/20/2032	71,598	74,553
Ginnie Mae II Pool 7% 3/20/2026	50	50
Ginnie Mae II Pool 7% 3/20/2027	985	1,012
Ginnie Mae II Pool 7% 3/20/2028	435	447
Ginnie Mae II Pool 7% 3/20/2029	403	415
Ginnie Mae II Pool 7% 3/20/2030	36,772	37,861
Ginnie Mae II Pool 7% 3/20/2031	15,100	15,667
Ginnie Mae II Pool 7% 3/20/2032	14,706	15,327
Ginnie Mae II Pool 7% 4/20/2026	14	14
Ginnie Mae II Pool 7% 4/20/2028	6,869	7,058
Ginnie Mae II Pool 7% 4/20/2031	4,874	5,063
Ginnie Mae II Pool 7% 5/20/2027	2,777	2,853
Ginnie Mae II Pool 7% 5/20/2028	16,778	17,240
Ginnie Mae II Pool 7% 5/20/2029	4,262	4,380
Ginnie Mae II Pool 7% 5/20/2031	121,378	125,936
Ginnie Mae II Pool 7% 6/20/2026	84	84
Ginnie Mae II Pool 7% 6/20/2028	555	570
Ginnie Mae II Pool 7% 6/20/2031	97,810	101,540
Ginnie Mae II Pool 7% 6/20/2032	233,372	243,575
Ginnie Mae II Pool 7% 7/20/2028	898	923
Ginnie Mae II Pool 7% 7/20/2029	16	16
Ginnie Mae II Pool 7% 7/20/2031	433,111	450,104
Ginnie Mae II Pool 7% 7/20/2032	123,923	129,279
Ginnie Mae II Pool 7% 7/20/2034	190,041	199,582
Ginnie Mae II Pool 7% 8/20/2028	7,435	7,640
Ginnie Mae II Pool 7% 8/20/2029	22,111	22,720
Ginnie Mae II Pool 7% 8/20/2031	152,981	158,984
Ginnie Mae II Pool 7% 8/20/2032	91,020	94,996
Ginnie Mae II Pool 7% 8/20/2034	24,010	25,264
Ginnie Mae II Pool 7% 9/20/2027	2,348	2,412
Ginnie Mae II Pool 7% 9/20/2028	11,774	12,098
Ginnie Mae II Pool 7% 9/20/2031	12,421	12,934
Ginnie Mae II Pool 7% 9/20/2034	25,526	26,926
Ginnie Mae II Pool 7.5% 1/20/2028	12,971	13,185
Ginnie Mae II Pool 7.5% 6/20/2031	13,644	14,248
Ginnie Mae II Pool 7.5% 7/20/2031	2,031	2,117
Ginnie Mae II Pool 7.5% 7/20/2032	16,226	17,024
Ginnie Mae II Pool 7.5% 8/20/2031	55,896	58,410
Uniform Mortgage Backed Securities 2.5% 11/1/2055 (f)	15,425,000	13,090,161
Uniform Mortgage Backed Securities 3% 11/1/2055 (f)	17,100,000	15,148,196
Uniform Mortgage Backed Securities 6% 11/1/2055 (f)	108,200,000	110,655,631
Uniform Mortgage Backed Securities 6% 12/1/2055 (f)	13,200,000	13,497,516
TOTAL UNITED STATES		2,194,469,581
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,260,818,208)		2,194,469,581

U.S. Treasury Obligations - 2.7%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	16,070,000	16,050,541
US Treasury Bonds 4.625% 5/15/2054	4.01 to 4.49	6,430,000	6,377,254
US Treasury Bonds 4.75% 5/15/2055	4.67	4,360,000	4,417,225
US Treasury Bonds 5% 5/15/2045	4.87	1,430,000	1,496,584
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.59 to 2.63	3,018,527	2,985,618
US Treasury Notes 4.75% 2/15/2045	4.95	15,150,000	15,360,680
US Treasury Notes 4.875% 10/31/2030	4.31	1,400,000	1,473,226
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,368,420)			48,161,128

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $45,860,881)	4.18	45,851,711	45,860,881

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,370,000	165,594

Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	5,370,000	192,967

TOTAL PURCHASED SWAPTIONS (Cost $430,674)			358,561

TOTAL INVESTMENT IN SECURITIES - 140.2% (Cost $2,581,125,821)	2,498,634,330
NET OTHER ASSETS (LIABILITIES) - (40.2)%	(716,022,337)
NET ASSETS - 100.0%	1,782,611,993

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 11/1/2055	(7,125,000)	(5,921,993)
Ginnie Mae II Pool 5% 11/1/2055	(3,750,000)	(3,738,024)
Ginnie Mae II Pool 6% 11/1/2055	(145,100,000)	(147,665,905)
Ginnie Mae II Pool 6.5% 11/1/2055	(22,825,000)	(23,534,154)
Uniform Mortgage Backed Securities 2% 11/1/2055	(30,600,000)	(24,817,077)
Uniform Mortgage Backed Securities 2.5% 11/1/2055	(15,425,000)	(13,090,161)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(15,425,000)	(13,091,367)
Uniform Mortgage Backed Securities 3% 11/1/2055	(17,100,000)	(15,148,196)
Uniform Mortgage Backed Securities 3% 12/1/2055	(17,100,000)	(15,146,192)
Uniform Mortgage Backed Securities 5% 11/1/2055	(17,000,000)	(16,916,328)
Uniform Mortgage Backed Securities 6% 11/1/2055	(108,200,000)	(110,655,631)
Uniform Mortgage Backed Securities 6% 12/1/2055	(5,600,000)	(5,726,219)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(395,451,247)

TOTAL TBA SALE COMMITMENTS (Proceeds $395,671,201)		(395,451,247)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	563	12/31/2025	117,266,742	(23,562)	(23,562)
CBOT US Treasury Long Bond Contracts (United States)	180	12/19/2025	21,133,125	584,720	584,720

TOTAL PURCHASED					561,158

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	805	12/19/2025	90,751,172	(347,576)	(347,576)
CBOT 5Y US Treasury Notes Contracts (United States)	153	12/31/2025	16,717,641	30,540	30,540
CBOT US Treasury Ultra Bond Contracts (United States)	15	12/19/2025	1,821,094	14,132	14,132

TOTAL SOLD					(302,904)

TOTAL FUTURES CONTRACTS					258,254
The notional amount of futures purchased as a percentage of Net Assets is 7.8%
The notional amount of futures sold as a percentage of Net Assets is 6.1%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index	Annual	3.5%	Annual	LCH	12/17/2027	70,438,000	262,243	0	262,243
U.S. SOFR Index	Annual	3.5%	Annual	LCH	12/17/2028	126,822,000	809,600	0	809,600
3.75%	Annual	U.S. SOFR Index	Annual	LCH	12/17/2029	5,000	(9)	0	(9)
3.75%	Annual	U.S. SOFR Index	Annual	LCH	12/17/2032	6,018,000	(4,531)	0	(4,531)
U.S. SOFR Index	Annual	3.75%	Annual	LCH	12/17/2045	3,879,000	84,524	0	84,524
TOTAL INTEREST RATE SWAPS							1,151,827	0	1,151,827

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $4,052,172.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $26,362.

(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,537,900.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,279,270	93,174,695	70,593,304	332,084	220	-	45,860,881	45,851,711	0.1%
Fidelity Securities Lending Cash Central Fund	-	1	1	-	-	-	-	-	0.0%
Total	23,279,270	93,174,696	70,593,305	332,084	220	-	45,860,881

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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